                   Texas Commerce Bank National Association

                                 AVESTA Trust

                                 ANNUAL REPORT

                               December 31, 1995


                        Officers                                                   Supervisory Committee
------------------------------------------------------                -------------------------------------------
        Henry J. Lartigue, Chief Executive Officer                             Henry J. Lartigue, Chairman
               Cheryl M. Morgan, Treasurer                                       Frank A. Liddell, Jr.
Marguerite Williams, Controller and Chief Accounting Officer                      George E. McDavid
    Thomas J. Press, Compliance Officer and Secretary                              Kenneth L. Otto
               Guy Barba, Portfolio Officer                                        H. Michael Tyson
           Denise Byington, Portfolio Officer
         H. Mitchell Harper, Portfolio Officer
    Deborah Williams-McGehee, Portfolio Officer
     Sylvia Cruz, Assistant Compliance Officer
     Joy H. Rose, Assistant Compliance Officer


                                                              Trustee
                                           ---------------------------------------------
                                             Texas Commerce Bank National Association
                                                             712 Main
                                                       Houston, Texas  77002


                    Legal Counsel                                               Independent Accountants
     -----------------------------------------                          ---------------------------------------
            Simpson Thacher & Bartlett                                           Price Waterhouse, LLP
               425 Lexington Avenue                                           1201 Louisiana, Suite 2900
            New York, New York  10017                                           Houston, Texas  77002


                                                           AVESTA Trust
                                                -----------------------------------
                                                             7-TCT-37
                                                          P. O. Box 1555
                                                    Houston, Texas  77251-1555


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                           AVESTA Equity Growth Fund


-----------------------------------------------------------------------------------------------
Average Annual Total Return*          1 Year         3 Years        5 Years     Since Inception
                                                                                 April 4, 1988
-----------------------------------------------------------------------------------------------
Period ended 12/31/95                 25.78%         8.50%          12.35%          11.47%
-----------------------------------------------------------------------------------------------

The Equity Growth Fund seeks to increase retirement assets by investing in securities that provide capital appreciation. Current income is a secondary objective. Primary emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks that are
convertible into common stocks.   Throughout 1995, growth stocks outperformed
the value sector. During the first half of 1995, the Fund's performance was enhanced by a mix of large and mid-capitalization common stocks. The Fund's Adviser continued steps towards a broader portfolio, representative of a large and mid-capitalization growth style. During the second half of the year, performance was helped by a moderate weighting in technology stocks, which experienced a significant decrease in value. The Fund's exposure to large, multinational consumer and health care stocks also helped performance as these sectors outperformed the market. During the period, the Adviser reduced the Fund's position in media holdings as investors focused on acquisition as CBS was acquired by Westinghouse and Capital Cities/ABC was acquired by Disney.
As technology stocks declined, the Adviser purchased attractively priced technology issues. The Adviser expects growing companies to continue to perform well as interest rates continue to decline. With the Fund's focus on valuation and growing earnings, the Adviser continues to find opportunities in growth stocks.

The Equity Growth Fund's total return* for 1995 was 25.78%, compared to the Standard & Poor's 500 Stock Index return of 37.57%

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1995, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

**Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                           AVESTA Equity Income Fund

-----------------------------------------------------------------------------------------------
Average Annual Total Return*          1 Year         3 Years        5 Years     Since Inception
                                                                                 April 4, 1988
-----------------------------------------------------------------------------------------------
Period ended 12/31/95                 33.72%         13.22%         13.36%          11.92%
-----------------------------------------------------------------------------------------------

The Equity Income Fund seeks to increase retirement assets through investing in equity securities that provide both capital appreciation as well as current income. Investment emphasis is on equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stocks. The top five performance sectors for the Equity Income Fund for the year were utilities, financial services, producer durables, materials & processing, and energy. Changes in the portfolio holdings for 1995 generally reflect the Advisers search for investments with the Fund's classic combination of higher yielding stocks with attractive valuations and superior earnings
growth potential.   The Adviser trimmed the Fund's technology issues late in
the third quarter as several individual stocks exceeded its most optimistic intermediate term price objectives. Weightings in the consumer and healthcare sectors were increased throughout the year as the Adviser started to shift away from companies in the portfolios whose earnings power is largely driven by the level of economic activity. A continuation of this strategy is warranted, we believe, based on our observation that despite current record profit levels for Standard & Poor's 500 companies, actual profit margins for many companies have already clearly peaked for this phase of the business cycle.

The Equity Income Fund's total return* for 1995 was 33.72%, compared to the return of the Standard & Poor's 500 Stock Index of 37.57%.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1995, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.



                             [CHART APPEARS HERE]



The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.



*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                             AVESTA Balanced Fund

-----------------------------------------------------------------------------------------------
Average Annual Total Return*          1 Year         3 Years        5 Years     Since Inception
                                                                                 April 4, 1988
-----------------------------------------------------------------------------------------------
Period ended 12/31/95                 23.83%         8.66%          10.90%          10.22%
-----------------------------------------------------------------------------------------------


The Balanced Fund seeks to increase retirement assets by investing in a combination of bonds and equity-based securities, which include common stocks, debt securities and preferred stocks that are convertible into common stocks, to provide a balance of current income and growth of capital. Investment emphasis is on common stocks and fixed income securities. At the beginning of 1995, the Fund was invested to achieve a ratio of 50% equity investments and 50% fixed-income investments. Within the equity portion of the portfolio, positions in technology, large multinational consumer issues and health care holdings were added throughout the year. Within the Fund's fixed-income sector, the Adviser increased the Fund's duration and maturity to take advantage of the appreciation in long-term bonds.

The Balanced Fund's total return* for 1995 was 23.83%, compared to the Lehman Brothers Government/Corporate Bond Index of 19.24% and the Standard & Poor's 500 Stock Index of 37.57%, respectively.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]



The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                              AVESTA Income Fund


-----------------------------------------------------------------------------------------------
Average Annual Total Return*          1 Year         3 Years        5 Years     Since Inception
                                                                                 April 1, 1988
-----------------------------------------------------------------------------------------------
Period ended 12/31/95                 18.38%         7.61%           8.30%           8.04%
-----------------------------------------------------------------------------------------------



The Income Fund seeks to increase retirement assets by investing in securities that earn a high level of current income with consideration also given to safety of principal. By stressing current yield through fixed-income securities, and managing maturities, the Income Fund attempts to provide greater stability of unit value than certain of the other AVESTA funds. While the Income Fund may participate to a limited extent in the general equity markets, capital appreciation is an incidental consideration, and investment emphasis is on fixed-income securities. As a matter of operating policy, the fixed income securities purchased by the Fund normally have a maturity in excess of one year. Throughout 1995, the Fund's average maturity fluctuated between 8.8 years and 10.7 years. Interest rates decreased dramatically during the year as the bond market rallied in reaction to tightening fiscal policy, slowing economic growth, and falling inflation. Reflecting its view of the debt markets and the interest rate environment, the Adviser increased the Fund's position in government bonds from 68% at the end of 1994 to 71% by the end of the fourth quarter of 1995.

The Income Fund's total return* for 1995 was 18.38%, compared to 19.24% for the Lehman Brothers Government/Corporate Bond Index.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 4, 1988) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government/Corporate Bond Index. Past performance is not predictive of future performance.


                             [CHART APPEARS HERE]



The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.


*Total returns for the Income Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

                            AVESTA Core Equity Fund

-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                          April 1, 1993
-------------------------------------------------------------------------------
Period ended 12/31/95                 25.53%             10.03%
-------------------------------------------------------------------------------

The Core Equity Fund seeks to increase retirement assets by maximizing total investment return by emphasizing long-term capital appreciation and current
income consistent with reasonable risk.   The Fund pursues its objective by
investing at least 70% of its total assets in a diversified portfolio of common stocks of well-established companies that are domiciled in the U.S. The Fund may also invest in other equity-based securities, such as debt securities and preferred stocks that are convertible into common stocks. The Fund underperformed, compared to the Standard & Poor's 500 Stock Index, during the first half of the year as a result of a slight underweighting in the technology, financial services, and consumer discretionary sectors.
Performance was also hurt by a cash position of 7% to 10% of total assets. During the second half, the Fund's Adviser increased its holdings in large capitalization companies and added to consumer discretionary, health care and technology companies with good growth prospects.

The Core Equity Fund's total return* from inception on April 1, 1993 through December 31, 1995 was 10.03%. For the full year 1995, the Fund returned 25.53%, compared to the return of the Standard & Poor's 500 Stock Index of 37.57%.

The following graph illustrates the total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1995, as well as the performance of the Standard & Poor's 500 Stock Index. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Standard & Poor's 500 Stock Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

*Total returns are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and capital gains on a current basis.

                       AVESTA Small Capitalization Fund

-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                          April 1, 1993
-------------------------------------------------------------------------------
Period ended 12/31/95                 31.14%             11.26%
-------------------------------------------------------------------------------

The Small Capitalization Fund seeks to increase retirement assets primarily through capital appreciation. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration. The Small Capitalization Fund invests primarily in common stocks of U.S. Companies having stock market capitalizations of up to $750 million. The Fund tries to identify smaller rapidly growing companies in growth sectors of the economy. These smaller capitalization companies may be more volatile than larger capitalization companies. The Fund's performance, during the first half of 1995, was helped by holdings in the consumer discretionary sector. The Adviser increased the Fund's weightings in the health care and consumer discretionary sectors. During the second half of the year, the Fund's performance was helped by this overweighing as health care
equities outperformed.   The Fund also benefited from its financial issues,
which performed well as interest rates declined. The Adviser believes the prospect of a capital gains tax cut and superior relative earnings could result in small cap stocks outperforming large capitalization issues.

The Small Capitalization Fund's total return* from inception on April 1, 1993 through December 31, 1995 was 11.26%. For the full year 1995, the Fund returned 31.14% compared to the Russell 2000/R/ Small Stock Index of 28.40%.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1995, as well as the performance of the Russell 2000/R/ Small Stock Index. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Russell 2000/R/ Small Stock Index contains the 2,000 smallest companies in the Russell 3000/R/ Index, representing approximately 7% of the Russell 3000/R/ total market capitalization.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

        AVESTA Short-Intermediate Term U.S. Government Securities Fund

-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                          April 1, 1993
-------------------------------------------------------------------------------
Period ended 12/31/95                 12.01%             4.74%
-------------------------------------------------------------------------------

The Short-Intermediate Term U.S. Government Securities Fund seeks to increase retirement assets by providing as high a level of current income as is consistent with preservation of capital. The Fund invests primarily in U.S. Government Securities and related repurchase agreements. "U.S. Government Securities" include debt securities issued by the Treasury that are direct obligations of the United States government. These securities are backed by the full faith and credit of U.S. agencies or instrumentalities. These securities are not direct obligations of the Treasury. As a matter of operating policy, the Fund maintains a dollar-weighted average maturity, under normal market conditions, of two to five years measured at the time of investment. The Fund maintained its maturity structure between 2.1 years and
3.5 years throughout the full year 1995. During the year, over 90% of the Fund's assets were invested in Treasury and U.S. Government agency securities. As interest rates decreased during the year, the Fund remained relatively long in its maturity structure. At December 31, 1995 the average maturity of the Fund's portfolio securities was 3.4 years.

The Short-Intermediate Term U.S. Government Securities Fund's average annual total return* from inception on April 1, 1993 through December 31, 1995 was 4.74%. For the full year 1995, the Fund returned 12.01%. The return on the Lehman Brothers 1-3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index was 14.41% and 15.33%, respectively, for 1995.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1995, as well as the performance of the Lehman Brothers 1-3 Year Government Index and the Lehman Brothers Intermediate Government Bond Index over the same period. Past performance is not predictive of future performance.


                             [CHART APPEARS HERE]



The Lehman Brothers Intermediate Government Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and 9.99 years. The Lehman Brothers 1-3 Year Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities between one and three years.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                    AVESTA U. S. Government Securities Fund


-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                          April 1, 1993
-------------------------------------------------------------------------------
Period ended 12/31/95                 30.11%             10.03%
-------------------------------------------------------------------------------


The U.S. Government Securities Fund seeks to increase retirement assets by providing current income with an emphasis on capital preservation. The Fund intends to invest primarily in U.S. Government Securities and related repurchase agreements. The average maturity ranged from 24.4 years to 25.6 years during the full year 1995. There are no restrictions on the maturity of the securities in the Fund's portfolio. Substantially all of the assets of the Fund were invested in U. S Government and Government Agency Securities throughout 1995. Interest rates declined during the first half of the year, with yields on long term Treasury securities dropping 125 basis points. During the second half the Fund's duration and average maturity were structured significantly more aggressively than that of its benchmark to take advantage of the decline in rates. The Fund remained invested only in the longest maturity U.S. Government Securities as interest rates fell during the period.

The U.S. Government Securities Fund's total return* from inception on April
1, 1993 through December 31, 1995 was 10.03%. For the full year 1995, the Fund returned 30.11%. The total return of the Lehman Brothers Government Long-Term Bond Index was 30.90% for 1995.


The following graph illustrates the total return based on a $10,000 investment in the Fund made at the date of inception (April 1, 1993) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government Long-Term Bond Index during such period. Past performance is not predictive of future performance.


                             [CHART APPEARS HERE]



The Lehman Brothers Government Long-Term Bond Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of ten years or greater. Total return for the Index comprises price appreciation/depreciation and income as a percentage of the original investment. The Index is rebalanced monthly by market capitalization.

*Total returns for the Fund are net of expenses and fees and reflect reimbursement of certain expenses, waivers of certain fees and the Fund's policy of not distributing income and gain on a current basis.

                      AVESTA  Intermediate Term Bond Fund


-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                         October 3, 1994
-------------------------------------------------------------------------------
Period ended 12/31/95                 16.79%             13.15%
-------------------------------------------------------------------------------

The Intermediate Term Bond Fund seeks to increase retirement assets primarily through current income, with consideration given to stability of principal. Primary investment emphasis will be on intermediate term, investment grade fixed-income debt securities. The Fund will maintain a dollar weighted average portfolio maturity ranging from three to ten years. Under normal market conditions, at least 65% of the Intermediate Term Bond Fund's total assets will be invested in bonds, notes, or debentures issued by domestic or foreign corporations, U.S. Government Securities and debt obligations collateralized by U.S. Government Securities. During the first half of the year, interest rates declined significantly, and the yield on five-year U.S. Treasury bonds declined 180 basis points, lifting the value of the securities in the Fund's portfolio. The Adviser increased the Fund's holdings of corporate securities by 27% and agency securities by 4% to increase the Fund's yield and total return. During the second half of the year, interest rates continued to decline and the Adviser structured the Fund's portfolio more aggressively than its benchmark index.

The AVESTA Intermediate Term Bond Fund had total return* from inception on October 3, 1994 through December 31, 1995 of 13.15%. For the full year 1995, the Fund returned 16.79%. The return of the Lehman Brothers Government/ Corporate Bond Index was 19.24% over the same period. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. Total return for the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. The indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Intermediate Term Bond Fund is net of expenses and fees and reflect reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                        AVESTA Risk Manager-Income Fund

-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                         October 3, 1994
-------------------------------------------------------------------------------
Period ended 12/31/95                 15.41%             11.88%
-------------------------------------------------------------------------------

The Risk Manager-Income Fund seeks to increase retirement assets by investing in a combination of debt and, to a lesser extent, equity-based securities to achieve high current income, and where appropriate, capital appreciation. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of fixed-income, equity-based and money market securities of domestic and foreign issuers. During the first half of the year, interest rates declined significantly and the yield on five-year U.S. Treasury bonds declined 180 basis points, lifting the value of the securities in the Fund's portfolio. The Adviser increased the Fund's holdings of corporate securities by 27% and agency securities by 4% to increase the Fund's yield and total return. During the second half of the year, interest rates continued to decline and the Fund was structured more aggressively than its benchmark index.

The AVESTA Risk Manager-Income Fund had a total return* from inception on October 3, 1994 through December 31, 1995 of 11.88%. For the full year 1995, the Fund returned 15.41%. The return of the Lehman Brothers Government/ Corporate Bond Index was 19.24%; the Standard & Poor's 500 Stock Index returned 37.57% for the same time period.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Risk Manager-Income Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                       AVESTA Risk Manager-Balanced Fund


-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                         October 3, 1994
-------------------------------------------------------------------------------
Period ended 12/31/95                 17.59%             13.25%
-------------------------------------------------------------------------------

The Risk Manager-Balanced Fund seeks to increase retirement assets by investing in a combination of debt and equity-based securities, which include common stocks and debt securities and preferred stocks that are convertible into common stocks, to provide high total return. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of equity-based, fixed-income and money
market securities of domestic and foreign issuers.   During the first half of
1995, interest rates declined significantly. Yields on five-year U.S. Treasury Bonds dropped 180 basis points. The Adviser increased the Fund's exposure to corporate bonds by 17% and to agency holdings by 6% to increase the Fund's yield and return. During the second half of the year, interest rates continued to decline. The equity portion of the Fund was hindered by an underweighted position in large capitalization consumer companies, utilities, and drug companies. The Adviser increased the Fund's large capitalization, consumer discretionary and health care holdings as well as selected technology companies with good growth prospects late in the fourth quarter.

The AVESTA Risk Manager-Balanced Fund had a total return* from inception on October 3, 1994 through December 31, 1995 of 13.25%. For the full year 1995, the Fund returned 17.59%. The return of the Lehman Brothers Government/ Corporate Bond Index was 19.24% and the Standard & Poor's 500 Stock Index returned 37.57% for the same time period, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested. Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Total return for the AVESTA Risk Manager-Balanced Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                        AVESTA Risk Manager-Growth Fund


-------------------------------------------------------------------------------
Average Annual Total Return*          1 Year             Since Inception
                                                         October 3, 1994
-------------------------------------------------------------------------------
Period ended 12/31/95                 22.15%             16.40%
-------------------------------------------------------------------------------

The Risk Manager-Growth Fund seeks to increase retirement assets by investing in a combination of equity-based securities, and to a lesser extent, debt securities, to achieve capital appreciation and, secondarily, current income. The Fund seeks to achieve its objectives by following an asset allocation strategy that contemplates investing in a flexible portfolio of equity-based, fixed-income and money market securities of domestic and foreign issuers. During the first half of 1995, interest rates declined significantly. Yields on five-year U.S. Treasury Bonds dropped 180 basis points. The Adviser increased the Fund's exposure to corporate bonds by 17% and to agency securities by 6% to increase the Fund's yield and return. During the second half of the year, interest rates continued to decline. The equity portion of the Fund was hindered by an underweighted position in large capitalization consumer companies, utilities, and large drug companies. The Adviser increased the Funds large capitalization, consumer discretionary and health care holdings as well as selected technology companies with good growth prospects late in the fourth quarter.

The AVESTA Risk Manager-Growth Fund had a total return* from inception on October 3, 1994 through December 31, 1995 of 16.40%. For the full year 1995, the Fund returned 22.15%. The return of the Lehman Brothers Government/ Corporate Bond Index was 19.24% and the Standard & Poor's 500 Index returned 37.57% for the same time period, respectively.

The following graph illustrates total return* based on a $10,000 investment in the Fund made at the date of inception (October 3, 1994) and held through December 31, 1995, as well as the performance of the Lehman Brothers Government/Corporate Bond Index and the Standard & Poor's 500 Stock Index for the same time period. Past performance is not predictive of future returns.


                             [CHART APPEARS HERE]


The Lehman Brothers Government/Corporate Bond Index is composed of all bonds that are investment grade (rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's). Issues must have amounts outstanding in excess of $25 million and have at least one year to maturity. The Standard & Poor's 500 Stock Index covers industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues). The Index represents about 75% of NYSE market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested. Total return of the Indexes comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

* Total return for the AVESTA Risk Manager-Growth Fund is net of expenses and fees and reflects reimbursement of certain expenses and the Fund's policy of not distributing income and gain on a current basis.

                     [LETTERHEAD OF PRICE WATERHOUSE LLP]


                       REPORT OF INDEPENDENT ACCOUNTANTS


February 16, 1996

To The Unitholders and the Supervisory Committee of the AVESTA Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the selected per share data and ratios for the funds listed in the accompanying index on page i, present fairly, in all material respects, the financial position of each of the funds listed at December 31, 1995, the results of each of their operations, the changes in each of their net assets and the selected per unit data and ratios for each of the periods specified in the accompanying index, in conformity with generally accepted accounting principles. The thirteen funds listed in the accompanying index constitute the AVESTA Trust (the "Trust"). These financial statements and selected per share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with custodian and brokers, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP

                                                                          [LOGO]

                   TEXAS COMMERCE BANK NATIONAL ASSOCIATION

                                 AVESTA TRUST

               INDEX TO FUND FINANCIAL STATEMENTS AND SCHEDULES

                                                                    Page ref.
                                                                    ---------
Equity Growth Fund(1)                                                    1-7
Equity Income Fund(1)                                                   8-14
Balanced Fund(1)                                                       15-22
Income Fund(1)                                                         23-27
Core Equity Fund(2)                                                    28-34
Small Capitalization Fund(2)                                           35-42
Short-Intermediate Term U.S. Government Securities Fund(2)             43-47
U.S. Government Securities Fund(2)                                     48-51
Intermediate Term Bond Fund(3)                                         52-57
Risk Manager-Income Fund(3)                                            58-65
Risk Manager-Balanced Fund(3)                                          66-73
Risk Manager-Growth Fund(3)                                            74-81
Money Market Fund(1)                                                   82-86

-------------
(1) Financial statements and schedules include the Portfolio of Investments and Statement of Assets and Liabilities as of December 31, 1995, Statements of Operations for the year ended December 31, 1995, Statement of Changes in Net Assets for the two years ended December 31, 1995, and Selected per unit data and ratios for each of the five years in the period ended December 31, 1995.
(2) Financial statements and schedules include the Portfolio of Investments and Statements of Assets and Liabilities as of December 31, 1995, Statements of Operations in Net Assets for the two years ended December 31, 1995, and Selected per unit data and ratios for the two years ended December 31, 1995 and for the period from April 1, 1993 (inception) through December 31, 1993.
(3) Financial statements and schedules include the Portfolio of Investments and Statements of Assets and Liabilities as of December 31, 1995, Statements of Operations for the year ended December 31, 1995, Statement of Changes for in Net Assets and Selected per unit data and ratios for the year ended December 31, 1995 and for the period from October 3, 994 (inception) through December 31, 1994.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

          Number
        of Shares                                             Value
        ---------                                          ----------
                  COMMON STOCKS-93.5%

                   Consumer Discretionary-19.5%

          11,000    Disney (Walt) Company                  $  649,000
          46,600    Federated Department Stores*            1,281,500
          10,500    Gannett Company, Inc.                     644,438
          43,100    Gap, Inc.                               1,810,200
          38,800    Kroger Company*                         1,455,000
           7,100    McDonalds Corporation                     320,388
          13,200    Omnicom Group, Inc.                       491,700
           4,800    Sears Roebuck & Company                   187,200
          26,500    Viacom, Inc.*                           1,255,437
          35,000    Wal Mart Stores, Inc.                     783,125
                                                           ----------
                     Total Consumer Discretionary           8,877,988
                                                           ----------
                    Consumer Staples-10.7%

          24,600    Coca Cola Company                       1,826,550
           8,900    Gillette Company                          463,913
          15,900    Phillip Morris Companies, Inc.          1,438,950
          13,800    Procter & Gamble Company                1,145,400
                                                           ----------
                     Total Consumer Staples                 4,874,813
                                                           ----------

                    Financial Services-4.7%

          31,900    American Express Company                1,319,862
           5,000    American International Group, Inc.        462,500
           2,800    Federal National Mortgage Association     347,550
                                                           ----------
                    Total Financial Services                2,129,912
                                                           ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


          Number
        of Shares                                                 Value
        ---------                                              ----------
                   Healthcare-19.2%

          28,200    Amgen, Inc.*                               $1,674,375
          11,000    Johnson & Johnson                             941,875
          19,800    Medtronic, Inc.                             1,106,325
          24,800    Merck & Company, Inc.                       1,630,600
          13,400    Pfizer, Inc.                                  844,200
          16,700    Schering Plough Corporation                   914,325
          35,400    Teva Pharmaceutical Industries, Ltd. ADR    1,641,675
                                                               ----------
                     Total Healthcare                           8,753,375
                                                               ----------

                   Integrated Oil-1.0%

           6,000    Exxon Corporation                             480,750
                                                                ----------
                   Materials & Processing-8.2%

          15,100    Aluminum Company of America                   798,413
          19,200    Inco, Ltd.                                    638,400
           5,200    Minnesota Mining & Manufacturing Company      344,500
          10,200    Phelps Dodge Corporation                      634,950
          18,900    Potash Corporation of Saskatchewan, Inc.    1,339,537
                                                               ----------
                     Total Materials & Processing               3,755,800
                                                               ----------

                   Producer Durables-7.8%

           7,300    Boeing Company                                572,138
          15,600    Fluor Corporation                           1,029,600
          26,900    General Electric Company                    1,936,800
                                                               ----------
                    Total Producer Durables                     3,538,538
                                                               ----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


          Number
        of Shares                                                                    Value
        ---------                                                                 ----------
                     Technology-14.0%

           9,900       Adobe Systems, Inc.                                        $   613,800
          15,400       Cisco Systems*                                               1,149,225
          13,200       Hewlett Packard Company                                      1,105,500
          18,300       Intel Corporation                                            1,038,525
          14,000       Microsoft Corporation*                                       1,228,500
          10,000       Motorola, Inc.                                                 570,000
          15,700       Newbridge Networks Corporation*                                649,588
                                                                                  -----------
                        Total Technology                                            6,355,138
                                                                                  -----------

                       Utilities-8.4%

          31,100       AT&T Company                                                 2,013,725
           7,000       Bell Atlantic Corporation                                      468,125
          15,500       QUALCOMM, Inc.*                                                666,500
          19,500       WorldCom, Inc.*                                                687,375
                                                                                  -----------
                        Total Utilities                                             3,835,725
                                                                                  -----------

                       Total Common Stocks (Cost $34,951,487)                      42,602,039
                                                                                  -----------
         Principal
          Amount     SHORT-TERM INVESTMENTS-6.3%
       -----------
                      Repurchase Agreements-6.1%

       $  527,000      Goldman Sachs and Company, dated 12/29/95, 5.75%, due          527,000
                       01/02/96 in the amount of $527,000 (collateralized by
                       $456,733 U.S. Treasury Note, 7.25%, due 08/15/22,
                       with a market value of $540,906 at 12/31/95),
                       repurchase proceeds $527,336.
        2,270,000      Lehman Government Securities, dated 12/29/95, 6.10%, due     2,270,000
                       01/02/96 in the amount of $2,270,000 (collateralized by
                       $2,130,395 U.S. Treasury Note, 7.13%, due 02/29/00 with
                       a market value of $2,318,912 at 12/31/95), repurchase
                       proceeds $2,271,538.
                                                                                  -----------
                        Total Repurchase Agreements                                 2,797,000
                                                                                  -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



          Number
         of Shares                                             Value
        ---------                                            ----------
                    Short-Term Investment Fund-0.2%

          98,758     Goldman Sachs-Institutional Liquid
                     Assets-Government Portfolio             $   98,758
                                                            -----------

                      Total Short-Term Investments
                       (Cost $2,895,758)                      2,895,758
                                                            -----------
                      Total Investments (Cost
                       $37,847,245)-99.8%                    45,497,797
                                                            -----------
                     Other assets in excess of
                      liabilities-0.2%                           80,012
                                                            -----------

                      NET ASSETS - 100%                     $45,577,809
                                                            ===========


* Non-income producing security.
 The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $37,847,245)              $45,497,797
Cash                                                          804
Investment income receivable                               64,228
Receivable for units issued                                65,160
                                                      -----------
     Total assets                                      45,627,989
                                                      -----------

LIABILITIES

Management fee payable                                     38,213
Payable for units redeemed                                 11,967
                                                      -----------
     Total liabilities                                     50,180
                                                      -----------
NET ASSETS                                            $45,577,809
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $30,506,243
  Accumulated net investment income                     1,602,744
  Accumulated net realized gain                         5,818,270
  Net unrealized appreciation                           7,650,552
                                                      -----------
  Net assets at December 31, 1995                     $45,577,809
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($45,577,809 /
1,964,561 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $23.20
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $  543,227
 Interest                                                  183,667
                                                        ----------
    Total income                                           726,894
                                                        ----------
Expenses
 Management fee (Note 2)                                   407,599
 Accounting fees                                             9,720
 Audit fees                                                 10,719
 Directors' fees                                             2,288
 Insurance                                                   4,498
 Legal fees                                                  4,734
 Registration fees                                           3,275
 Shareholder reports                                         1,833
 Miscellaneous                                               3,450
                                                        ----------
  Total expenses                                           448,116
 Expense subsidy (Note 3)                                  (40,517)
                                                        ----------
  Net expenses                                             407,599
                                                        ----------
Net investment income                                      319,295
                                                        ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                         2,467,251
Unrealized appreciation in value
   of investments during the year                        6,401,728
                                                        ----------

Net gain on investments                                  8,868,979
                                                        ----------

Net Increase in Net Assets
Resulting from Operations                               $9,188,274
                                                        ==========


The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $   319,295      $   328,129

 Net realized gain/(loss) on investments       2,467,251         (356,809)

 Unrealized appreciation/(depreciation)
  in value of investments during the year      6,401,728         (352,480)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    9,188,274         (381,160)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                9,610,716       20,327,923

 Cost of units redeemed                       (9,904,550)     (13,911,006)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions              (293,834)       6,416,917
                                             -----------      -----------

Total increase in net assets                   8,894,440        6,035,757

Net assets, beginning of year                 36,683,369       30,647,612
                                             -----------      -----------

Net assets, end of year                      $45,577,809      $36,683,369
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    447,019        1,097,025
 Units redeemed                                 (471,304)        (754,845)
                                             -----------      -----------
                                                 (24,285)         342,180
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY GROWTH FUND
SELECTED PER UNIT DATA AND RATIOS*

(Selected data for a unit outstanding throughout each of the years indicated)

                                                               Years ended December 31,
                                     ----------------------------------------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993            1992            1991
                                     -----------      ---------      -----------     -----------      -----------
Investment income                      $ 0.38          $ 0.38          $ 0.38          $ 0.36          $ 0.42
Expenses                                (0.23)          (0.21)          (0.21)#         (0.21)          (0.21)
Expense subsidy                          0.02            0.03            0.03            0.04            0.05
                                       ------          ------          ------          ------          ------
Net investment income                    0.17            0.20            0.20            0.19            0.26

Net realized and unrealized gain/(loss)
 on investments                          4.59           (0.37)           0.25            0.91            3.84
                                       ------          ------          ------          ------          ------

Net increase/(decrease) in net asset
value                                    4.76           (0.17)           0.45            1.10            4.10

Net asset value, beginning of year      18.44           18.61           18.16           17.06           12.96
                                       ------          ------          ------          ------          ------

Net asset value, end of year           $23.20          $18.44          $18.61          $18.16          $17.06
                                       ======          ======          ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.00%           1.00%           1.00%##         1.00%           1.00%
 Net investment income                   0.78%           1.07%           1.12%           1.16%           1.73%
OTHER:
 Average net assets (000 omitted)     $40,753         $30,806         $29,305         $20,343         $11,102
 Portfolio turnover                        99%            116%             97%             99%            135%
 Number of units outstanding at
  end of year (000 omitted)             1,965           1,989           1,646           1,405             980
 Total return                           25.78%          (0.90%)          2.48%           6.43%          31.69%

-------------------
  # Reflects voluntary fee waiver of $11,479 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.22.
 ## Does not reflect voluntary waiver of management fees of $11,479. Net of the voluntary management fee waiver, the net expense ratio is 0.96% of average net assets.
  * Amounts adjusted to reflect 10:1 reverse split for the years ended 1991 - 1993.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



         Number
       of Shares                                                 Value
       ---------                                              -----------
                  COMMON STOCKS-84.2%


                   Auto & Transportation-5.6%

          26,200    Ford Motor Company                         $  759,800
          16,900    General Motors Corporation                    893,587
          10,000    Norfolk Southern Corporation                  793,750
           9,200    Union Pacific Corporation                     607,200
                                                               ----------
                     Total Auto & Transportation                3,054,337
                                                               ----------
                   Bank-1.8%

          14,900    Suntrust Banks, Inc.                        1,020,650
                                                               ----------
                   Consumer Discretionary-2.7%

          16,450    International Flavors & Fragrances, Inc.      789,600
          15,000    Penney (J.C.) Company, Inc.                   714,375
                                                               ----------
                     Total Consumer Discretionary               1,503,975
                                                               ----------
                   Consumer Staples-2.0%

           8,000    Anheuser-Busch Companies                      535,000
           6,500    Proctor & Gamble Company                      539,500
                                                               ----------
                     Total Consumer Staples                     1,074,500
                                                               ----------

                   Financial Services-10.0%

          27,500    American Express Company                    1,137,813
          13,987    American International Group, Inc.          1,293,797
           9,800    First Union Corporation                       545,125
          12,200    St. Paul Companies, Inc.                      678,625
          15,800    Transamerica Corporation                    1,151,425
          10,900    Travelers Corporation                         685,338
                                                               ----------
                     Total Financial Services                   5,492,123
                                                               ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995




         Number
       of Shares                                                 Value
       ---------                                              -----------
                   Healthcare-7.0%

           5,800    American Home Products Corporation    $  562,600
          10,100    Bristol-Myers Squibb Company             867,337
           6,000    Johnson & Johnson                        513,750
          12,000    Lilly (Eli) & Company                    675,000
           9,200    Merck & Company, Inc.                    604,900
           9,700    Pfizer, Inc.                             611,100
                                                          ----------
                     Total Healthcare                      3,834,687
                                                          ----------

                   Integrated Oils-9.0%

          10,000    Amoco Corporation                        718,750
          15,300    Chevron Corporation                      803,250
          12,700    Mobil Corporation                      1,422,400
           9,393    Royal Dutch Petroleum Company ADR      1,325,587
           8,550    Texaco, Inc.                             671,175
                                                          ----------
                     Total Integrated Oils                 4,941,162
                                                          ----------

                   Materials & Processing-11.1%

          21,800    Dover Corporation                        803,875
           8,500    Dow Chemical Company                     598,188
          13,000    Dupont (E. I.) De Nemours & Company      908,375
          32,900    Hanna (M.A.) Company                     921,200
          22,500    Hercules, Inc.                         1,268,437
          11,900    International Paper Company              450,713
           9,500    Monsanto Company                       1,163,750
                                                          ----------
                     Total Materials & Processing          6,114,538
                                                          ----------

                   Other Energy-1.9%

          15,200    Enron Corporation                        579,500
          13,200    Sonat, Inc.                              470,250
                                                          ----------
                     Total Other Energy                    1,049,750
                                                          ----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995




          Number
        of Shares                                                    Value
        ---------                                                 -----------
                   Producer Durables-9.6%

          11,900    General Electric Company                      $   856,800
          18,400    Lockheed Martin Corporation                     1,453,600
          19,600    Raytheon Company                                  926,100
          13,400    Sundstrand Corporation                            943,025
          21,525    Thermo Electron Corporation*                    1,119,300
                                                                  -----------
                     Total Producer Durables                        5,298,825
                                                                  -----------
                   Technology-8.0%

           6,000    Hewlett Packard Company                           502,500
          12,500    International Business Machines Corporation     1,146,875
          17,200    Motorola, Inc.                                    980,400
          15,000    Texas Instruments, Inc.                           776,250
           7,200    Xerox Corporation                                 986,400
                                                                  -----------
                     Total Technology                               4,392,425
                                                                  -----------

                   Utilities-15.5%

          19,000    Ameritech Corporation                           1,121,000
          16,100    AT&T Company                                    1,042,475
          14,700    Bell Atlantic Corporation                         983,063
          26,500    BellSouth Corporation                           1,152,750
          36,600    DQE, Inc.                                       1,125,450
          20,000    Duke Power Company                                947,500
          25,400    Nipsco Industries, Inc.                           971,550
          20,100    SBC Communications, Inc.                        1,155,750
                                                                  -----------
                     Total Utilities                                8,499,538
                                                                  -----------
                    Total Common Stocks (Cost $33,497,476)         46,276,510
                                                                  -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995




       Principal
        Amount                                                                                  Value
       ---------                                                                            -----------
                     SHORT-TERM INVESTMENTS-9.5%

                      Repurchase Agreements-9.5%

       $2,570,000      Goldman Sachs and Company, dated 12/29/95, 5.75%, due                $ 2,570,000
                       01/02/96 in the amount of $2,570,000 (collateralized
                       by $2,227,333 U.S. Treasury Note, 7.25%, due 08/15/22,
                       with a market value of $2,637,816 at 12/31/95),
                       repurchase proceeds $2,571,642.
        2,570,000      Lehman Government Securities, dated 12/29/95, 6.10%, due               2,570,000
                       01/02/96 in the amount of $2,570,000 (collateralized by $2,411,945
                       U.S. Treasury Note, 7.13%, due 02/29/00, with a market value of
                       $2,625,376 at 12/31/95), repurchase proceeds $2,571,742.
           90,000      Merrill Lynch Government Securities, dated 12/29/95, 5.60% due            90,000
                       01/02/96 in the amount of $90,000 (collateralized by $90,450
                       U.S. Treasury Note, 5.63%, due 10/31/97, with a market value of
                       $91,981 at 12/31/95), repurchase proceeds $90,056.
                                                                                            -----------
                        Total Repurchase Agreements                                           5,230,000
                                                                                            -----------

          Number
        of Shares      Short Term Investment Fund-0.0%
       -----------
          1,612          Goldman Sachs-Institutional Liquid Assets-Government Portfolio           1,612
                                                                                            -----------
                         Total Short-Term Investments (Cost $5,231,612)                       5,231,612
                                                                                            -----------

                         Total Investments (Cost $38,729,088)-93.7%                          51,508,122
                                                                                            -----------

                         Other assets in excess of liabilities-6.3%                           3,476,955
                                                                                            -----------

                         NET ASSETS - 100%                                                  $54,985,077
                                                                                            ===========

* Non-income producing security.
  The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $38,729,088)              $51,508,122
Cash                                                          466
Investment income receivable                               77,851
Receivable for units issued                             3,446,717
                                                      -----------
     Total assets                                      55,033,156
                                                      -----------

LIABILITIES

Management fee payable                                     43,548
Payable for units redeemed                                  4,531
                                                      -----------
     Total liabilities                                     48,079
                                                      -----------
NET ASSETS                                            $54,985,077
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $35,954,575
  Accumulated net investment income                     3,721,516
  Accumulated net realized gain                         2,529,952
  Net unrealized appreciation                          12,779,034
                                                      -----------
  Net assets at December 31, 1995                     $54,985,077
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($54,985,077 /
2,297,324 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $23.93
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $ 1,154,363
 Interest                                                   230,446
                                                        -----------
    Total income                                          1,384,809
                                                        -----------
Expenses
 Management fee (Note 2)                                    446,506
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    4,498
 Legal fees                                                   4,734
 Registration fees                                            3,578
 Shareholder reports                                          1,833
 Miscellaneous                                                3,765
                                                        -----------
  Total expenses                                            487,641
 Expense subsidy (Note 3)                                   (41,135)
                                                        -----------
  Net expenses                                              446,506
                                                        -----------
Net investment income                                       938,303
                                                        -----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                            884,985
Unrealized appreciation in value
   of investments during the year                        11,054,690
                                                        -----------

Net gain on investments                                  11,939,675
                                                        -----------

Net Increase in Net Assets
Resulting from Operations                               $12,877,978
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                          $938,303         $893,006

 Net realized gain on investments                884,985          587,464

 Unrealized appreciation/(depreciation)
  in value of investments during the year     11,054,690       (2,995,916)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                   12,877,978       (1,515,446)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued               12,190,344       16,353,926

 Cost of units redeemed                       (9,379,681)     (17,147,240)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions             2,810,663         (793,314)
                                             -----------      -----------

Total increase/(decrease) in net assets       15,688,641       (2,308,760)

Net assets, beginning of year                 39,296,436       41,605,196
                                             -----------      -----------

Net assets, end of year                      $54,985,077      $39,296,436
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    552,331          902,344
 Units redeemed                                 (450,395)        (952,989)
                                             -----------      -----------
                                                 101,936          (50,645)
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
EQUITY INCOME FUND
SELECTED PER UNIT DATA AND RATIOS*

(Selected data for a unit outstanding throughout each of the years indicated)

                                                               Years ended December 31,
                                     ----------------------------------------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993            1992            1991
                                     -----------      ---------      -----------     -----------      -----------
Investment income                      $ 0.65          $ 0.57          $ 0.52          $ 0.55          $ 0.61
Expenses                                (0.23)          (0.20)          (0.20)#         (0.19)          (0.20)
Expense subsidy                          0.02            0.02            0.03            0.03            0.05
                                       ------          ------          ------          ------          ------
Net investment income                    0.44            0.39            0.35            0.39            0.46

Net realized and unrealized gain/(loss)
 on investments                          5.59           (1.01)           1.68            0.50            2.35
                                       ------          ------          ------          ------          ------

Net increase/(decrease) in net asset
value                                    6.03           (0.62)           2.03            0.89            2.81

Net asset value, beginning of year      17.90           18.52           16.49           15.60           12.79
                                       ------          ------          ------          ------          ------

Net asset value, end of year           $23.93          $17.90          $18.52          $16.49          $15.60
                                       ======          ======          ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.00%           1.00%           1.00%##         1.00%           1.00%
 Net investment income                   2.10%           2.13%           1.98%           2.52%           3.25%
OTHER:
 Average net assets (000 omitted)     $44,651         $41,889         $31,308         $18,565         $10,298
 Portfolio turnover                        11%             42%             40%             25%             39%
 Number of units outstanding at
  end of year (000 omitted)             2,297           2,195           2,246           1,389              903
 Total return                           33.72%          (3.37%)         12.34%          5.61%           22.10%

-------------------
  # Reflects voluntary fee waiver of $17,330 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.
 ## Does not reflect voluntary waiver of management fees of $17,330. Net of the voluntary management fee waiver, the net expense ratio is 0.95% of average net assets.
  * Amounts adjusted to reflect 10:1 reverse split for the years ended 1991 - 1993.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


    Number
  of Shares                                                            Value
 ----------                                                         ----------
                LONG-TERM INVESTMENTS-91.6%
                 Common Stocks-52.3%

                   Consumer Discretionary-11.0%

    2,900           Disney (Walt) Company                           $  171,100
   12,300           Federated Department Stores *                      338,250
    2,800           Gannett Company, Inc.                              171,850
   11,400           Gap, Inc.                                          478,800
   10,300           Kroger Company *                                   386,250
    1,900           McDonalds Corporation                               85,738
    3,400           Omnicom Group, Inc.                                126,650
    1,300           Sears Roebuck & Company                             50,700
    7,000           Viacom, Inc. *                                     331,625
    9,300           Wal Mart Stores, Inc.                              208,087
                                                                    ----------
                     Total Consumer Discretionary                    2,349,050
                                                                    ----------

                   Consumer Staples-6.1%

    6,500           Coca Cola Company                                  482,625
    2,400           Gillette Company                                   125,100
    4,200           Phillip Morris Companies, Inc.                     380,100
    3,700           Procter & Gamble Company                           307,100
                                                                    ----------
                     Total Consumer Staples                          1,294,925
                                                                    ----------

                   Financial Services-2.6%

    8,400           American Express Company                           347,550
    1,300           American International Group, Inc.                 120,250
      700           Federal National Mortgage Association               86,888
                                                                    ----------
                     Total Financial Services                          554,688
                                                                    ----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


    Number
  of Shares                                                            Value
  ----------                                                         ----------
                 Healthcare-10.8%

     7,500        Amgen, Inc. *                                      $  445,313
     2,900        Johnson & Johnson                                     248,312
     5,200        Medtronic, Inc.                                       290,550
     6,600        Merck & Company, Inc.                                 433,950
     3,500        Pfizer, Inc.                                          220,500
     4,400        Schering Plough Corporation                           240,900
     9,400        Teva Pharmaceutical Industries, Ltd. ADR              435,925
                                                                     ----------
                   Total Healthcare                                   2,315,450
                                                                     ----------

                 Integrated Oil-0.6%

     1,600        Exxon Corporation                                     128,200
                                                                     ----------

                 Materials & Processing-4.6%

     4,000        Aluminum Company of America                           211,500
     5,100        Inco, Ltd.                                            169,575
     1,400        Minnesota Mining & Manufacturing Company               92,750
     2,700        Phelps Dodge Corporation                              168,075
     5,000        Potash Corporation of Saskatchewan, Inc.              354,375
                                                                     ----------
                   Total Materials & Processing                         996,275
                                                                     ----------
                 Producer Durables-4.1%

     1,900        Boeing Company                                        148,912
     4,100        Fluor Corporation                                     270,600
     6,500        General Electric Company                              468,000
                                                                     ----------
                   Total Producer Durables                              887,512
                                                                     ----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


    Number
  of Shares                                                            Value
 ----------                                                         ----------
                 Technology-7.8%

    2,600         Adobe Systems, Inc.                               $  161,200
    4,050         Cisco Systems *                                      302,231
    3,500         Hewlett Packard Company                              293,125
    4,800         Intel Corporation                                    272,400
    3,700         Microsoft Corporation *                              324,675
    2,600         Motorola, Inc.                                       148,200
    4,200         Newbridge Networks Corporation *                     173,775
                                                                    ----------
                   Total Technology                                  1,675,606
                                                                    ----------
                 Utilities-4.7%

    8,200         AT&T Company                                         530,950
    1,900         Bell Atlantic Corporation                            127,063
    4,100         QUALCOMM, Inc. *                                     176,300
    5,200         WorldCom, Inc. *                                     183,300
                                                                    ----------
                   Total Utilities                                   1,017,613
                                                                    ----------

                   Total Common Stocks (Cost $9,199,170)            11,219,319
                                                                    ----------

  Principal
    Amount      Corporate Bonds-7.4%
 -----------
                 Auto & Transportation-2.1%

   $360,000       Ford Motor Company, 8.88%, due 01/15/22              448,388
                                                                    ----------
                 Banks-3.6%

    400,000       BankAmerica Corporation, 6.85%, due 03/01/03         414,928
    360,000       U.S. West Financial Services, Inc., 6.45%,
                   due 11/06/97                                        365,558
                                                                    ----------
                   Total Banks                                         780,486
                                                                    ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


  Principal
   Amount                                                              Value
  ----------                                                         ----------
                 Financial Services-1.7%

   $360,000       Beneficial Corporation, 6.60%, due 10/29/97        $  366,394
                                                                     ----------

                   Total Corporate Bonds (Cost $1,482,615)            1,595,268
                                                                     ----------


                U.S. Government and Agency Obligations-31.9%

                 U.S. Government Agency Obligations-4.4%

    500,000       Federal Home Loan Mortgage Corporation, 8.35%,
                   due 10/06/04                                         518,947
    400,000       Federal National Mortgage Association, 7.80%,
                   due 06/10/02                                         411,270
                                                                     ----------
                   Total U.S. Government Agency Obligations             930,217
                                                                     ----------

                 U.S. Treasury Obligations-27.5%

  2,575,000       U.S. Treasury Bond, 6.25%, due 08/15/23             2,646,618
    400,000       U.S. Treasury Bond, 8.13%, due 05/15/21               506,250
  1,230,000       U.S. Treasury Note, 5.88%, due 02/15/04             1,254,984
  1,450,000       U.S. Treasury Note, 6.25%, due 05/31/00             1,499,390
                                                                     ----------
                   Total U.S. Treasury Obligations                    5,907,242
                                                                     ----------

                   Total U.S. Government and Agency Obligations
                    (Cost $6,363,516)                                 6,837,459
                                                                     ----------

                  Total Long-Term Investments (Cost $17,045,301)     19,652,046
                                                                     ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


  Principal
   Amount                                                                                    Value
 ----------                                                                                ----------
                SHORT-TERM INVESTMENTS-4.7%

                 Repurchase Agreement-4.2%

   $907,000       Lehman Government Securities, dated 12/29/95, 6.10%, due               $   907,000
                   01/02/96 in the amount of $907,000 (collateralized by $851,220        -----------
                   U.S. Treasury Note, 7.13%, due 02/29/00, with a market value of $926,543 at 12/31/95), repurchase proceeds $907,615.

   Number
  of Shares      Short-Term Investment Funds-0.5%
 -----------
   17,000         Fidelity Institutional Cash Portfolios-U.S. Government Portfolio            17,000
   93,846         Goldman Sachs-Institutional Liquid Assets-Government Portfolio              93,846
                                                                                         -----------
                   Total Short-Term Investment Funds                                         110,846
                                                                                         -----------

                  Total Short-Term Investments (Cost $1,017,846)                           1,017,846
                                                                                         -----------

                  Total Investments (Cost $18,063,147)-96.3%                              20,669,892
                                                                                         -----------

                  Other assets in excess of liabilities-3.7%                                 801,555
                                                                                         -----------

                   NET ASSETS - 100%                                                     $21,471,447
                                                                                         ===========


-------------
*  Non-income producing security.
   The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995



ASSETS

Investments, at value (cost $18,063,147)                $20,669,892
Cash                                                            543
Investment income receivable                                161,856
Receivable for investment securities sold                   634,123
Receivable for units issued                                  23,820
                                                        -----------
  Total assets                                           21,490,234
                                                        -----------
LIABILITIES

Management fee payable                                       18,787
                                                        -----------
  Total liabilities                                          18,787
                                                        -----------
NET ASSETS                                              $21,471,447
                                                        ===========
Net assets were comprised of:

 Units of beneficial interest                           $ 5,796,617
 Accumulated net investment income                        6,206,148
 Accumulated net realized gain                            6,861,937
 Net unrealized appreciation                              2,606,745
                                                        -----------
 Net assets at December 31, 1995                        $21,471,447
                                                        ===========
Unit value, offering price and redemp-
 tion price per unit ($21,471,447 /
 1,010,562 units of beneficial
 interest issued and outstanding;
 unlimited number of units authorized)                       $21.25
                                                        ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995

NET INVESTMENT INCOME

Income
 Dividends                                                $  184,469
 Interest                                                    675,657
                                                          ----------
  Total income                                               860,126
                                                          ----------
Expenses
 Management fee (Note 2)                                     218,177
 Accounting fees                                               9,720
 Audit fees                                                   10,719
 Directors' fees                                               2,288
 Insurance                                                     4,019
 Legal fees                                                    4,734
 Registration fees                                             2,185
 Shareholder reports                                           1,833
 Miscellaneous                                                 2,488
                                                          ----------
  Total expenses                                             256,163
 Expense subsidy (Note 3)                                    (37,986)
                                                          ----------
  Net expenses                                               218,177
                                                          ----------
Net investment income                                        641,949
                                                          ----------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                           1,560,947
Unrealized appreciation in value
 of investments during the year                            2,414,091
                                                          ----------
Net gain on investments                                    3,975,038
                                                          ----------
Net Increase in Net Assets
Resulting from Operations                                 $4,616,987
                                                          ==========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS


Increase/(Decrease) in Net Assets                                 Years ended December 31,
                                                               -----------------------------
                                                                   1995              1994
                                                               -----------       -----------
FROM OPERATIONS

 Net investment income                                         $   641,949       $    749,579

 Net realized gain/(loss) on investments                         1,560,947           (105,513)

 Unrealized appreciation/(depreciation) in value
  of investments during the year                                 2,414,091         (1,408,322)
                                                               -----------       ------------

 Net increase/(decrease) in net assets
  resulting from operations                                      4,616,987           (764,256)
                                                               -----------       ------------
FROM UNIT TRANSACTIONS

 Net proceeds from units issued                                  3,492,374          8,354,427

 Cost of units redeemed                                         (9,439,693)       (22,064,355)
                                                               -----------       ------------
 Net decrease in net assets resulting
  from unit transactions                                        (5,947,319)       (13,709,928)
                                                               -----------       ------------

Total decrease in net assets                                    (1,330,332)       (14,474,184)

Net assets, beginning of year                                   22,801,779         37,275,963
                                                               -----------       ------------

Net assets, end of year                                        $21,471,447       $ 22,801,779
                                                               ===========       ============

Net Change in Units Outstanding
 Units issued                                                      179,016            487,228
 Units redeemed                                                   (496,947)        (1,281,307)
                                                               -----------       ------------
                                                                  (317,931)          (794,079)
                                                               ===========       ============

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
BALANCED FUND
SELECTED PER UNIT DATA AND RATIOS*

(Selected data for a unit outstanding throughout each of the years indicated)



                                                                  Years ended December 31,
                                        --------------------------------------------------------------------------
SELECTED PER UNIT DATA:                    1995            1994            1993            1992             1991
                                        ---------       ---------       ---------       ----------       ---------
Investment income                         $0.76            $0.63          $0.64           $0.68           $0.68
Expenses                                  (0.23)           (0.20)         (0.19)          (0.18)          (0.18)
Expense subsidy                            0.04             0.03           0.02            0.02            0.04
                                         ------           ------         ------          ------          ------
Net investment income                      0.57             0.46           0.47            0.52            0.54

Net realized and unrealized
 gain/(loss) on investments                3.52            (0.86)          0.52            0.32            2.52
                                         ------           ------         ------          ------          ------
Net increase/(decrease) in net asset
 value                                     4.09            (0.40)          0.99            0.84            3.06

Net asset value, beginning of year        17.16            17.56          16.57           15.73           12.67
                                         ------           ------         ------          ------          ------

Net asset value, end of year             $21.25           $17.16         $17.56          $16.57          $15.73
                                         ======           ======         ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                  1.00%            1.00%          1.00%           1.00%           1.00%
 Net investment income                     2.94%            2.69%          2.78%           3.33%           3.77%
OTHER:
 Average net assets (000 omitted)       $21,843          $27,825        $51,971         $43,061         $22,446
 Portfolio turnover                          98%             157%           148%            187%            213%
 Number of units outstanding at
  end of year (000 omitted)               1,011            1,328          2,123           3,084           1,942
 Total return                             23.83%           (2.27%)         6.01%           5.32%          24.16%

--------------
* Amounts adjusted to reflect 10:1 reverse split for the years ended
  1991 - 1993.

Per unit amounts are calculated using average units outstanding for the period. The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


   Principal
    Amount                                                                        Value
 ------------                                                                  -----------
                LONG-TERM INVESTMENTS-79.9%
                 Corporate Bonds-8.5%

                  Auto & Transportation-2.5%

  $1,140,000       Ford Motor Company, 8.88%, due 01/15/22                      $ 1,419,894
                                                                                -----------
                  Banks-4.0%

   1,100,000       BankAmerica Corporation, 6.85%, due 03/01/03                   1,141,053
   1,140,000       U.S. West Financial Services, Inc., 6.45%, due 11/06/97        1,157,602
                                                                                -----------
                    Total Banks                                                   2,298,655
                                                                                -----------
                  Financial Services-2.0%

   1,140,000       Beneficial Corporation, 6.60%, due 10/29/97                    1,160,246
                                                                                -----------
                    Total Corporate Bonds (Cost $4,530,890)                       4,878,795
                                                                                -----------

                 U.S. Government and Agency Obligations-71.4%

                  U.S. Government Agency Obligations-8.2%

   2,550,000       Federal Home Loan Mortgage Corporation, 8.35%, due 10/06/04    2,646,632
   2,000,000       Federal National Mortgage Association, 7.80%, due 06/10/02     2,056,352
                                                                                -----------
                    Total U.S. Government Agency Obligations (Cost $4,595,746)    4,702,984
                                                                                -----------
                  U.S. Treasury Obligations-63.2%

   7,600,000       U.S. Treasury Bond, 6.25%, due 08/15/23                        7,811,379
   6,000,000       U.S. Treasury Bond, 8.13%, due 05/15/21                        7,593,750
   5,300,000       U.S. Treasury Note, 5.88%, due 02/15/04                        5,407,653
  15,000,000       U.S. Treasury Note, 6.25%, due 05/31/00                       15,510,928
                                                                                -----------
                    Total U.S. Treasury Obligations (Cost $34,248,032)           36,323,710
                                                                                -----------
                    Total U.S. Government and Agency Obligations
                     (Cost $38,843,778)                                          41,026,694
                                                                                -----------
                    Total Long-Term Investments (Cost $43,374,668)               45,905,489
                                                                                -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


   Principal
    Amount                                                                                   Value
 ------------                                                                              -----------
                SHORT-TERM INVESTMENTS-19.2%

                 Repurchase Agreements-9.9%

 $2,866,000       Goldman Sachs and Company, dated 12/29/95, 5.75%, due 01/02/96            $2,866,000
                  in the amount of $2,866,000 (collateralized by $2,483,867 U.S.
                  Treasury Note, 7.25%, due 08/15/22, with a market value of $2,941,627 at 12/31/95), repurchase proceeds of $2,867,831.
    972,000       Lehman Government Securities, dated 12/29/95, 6.10%, due 01/02/96            972,000
                  in the amount of $972,000 (collateralized by $912,222 U.S. Treasury
                  Note, 7.13%, due 02/29/00, with a market value of $992,944 at
                  12/31/95), repurchase proceeds $972,659.
  1,836,000       Merrill Lynch Government Securities, dated 12/29/95, 5.60%, due            1,836,000
                  01/02/96 in the amount of $1,836,000 (collateralized by $1,845,180
                  U.S. Treasury Note, 5.63%, due 10/31/97, with a market value of
                  $1,876,419 at 12/31/95), repurchase proceeds $1,837,142.                 -----------
                   Total Repurchase Agreements                                               5,674,000
                                                                                           -----------

   Number
  of Shares      Short-Term Investment Funds-4.6%
 ----------
  2,562,000       Fidelity Institutional Cash Portfolios-U.S. Government Portfolio           2,562,000
     76,091       Goldman Sachs-Institutional Liquid Assets-Government Portfolio                76,091
                                                                                           -----------
                   Total Short-Term Investment Funds                                         2,638,091
                                                                                           -----------

  Principal
   Amount        U.S. Government Obligation-4.7%
------------
 $2,728,000       U.S. Treasury Bill, 5.37%, due 02/22/96                                    2,710,145
                                                                                           -----------
                   Total Short-Term Investments (Cost $11,022,236)                          11,022,236
                                                                                           -----------

                   Total Investments (Cost $54,396,904)-99.1%                               56,927,725
                                                                                           -----------
                   Other assets in excess of liabilities-0.9%                                  523,902
                                                                                           -----------
                   NET ASSETS - 100%                                                       $57,451,627
                                                                                           ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $54,396,904)              $56,927,725
Cash                                                          480
Investment income receivable                              606,264
Receivable for units issued                                15,550
                                                      -----------
     Total assets                                      57,550,019
                                                      -----------

LIABILITIES

Management fee payable                                     36,908
Payable for units redeemed                                 61,484
                                                      -----------
     Total liabilities                                     98,392
                                                      -----------
NET ASSETS                                            $57,451,627
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $35,363,416
  Accumulated net investment income                    17,856,273
  Accumulated net realized gain                         1,701,117
  Net unrealized appreciation                           2,530,821
                                                      -----------
  Net assets at December 31, 1995                     $57,451,627
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($57,451,627 /
3,154,357 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $18.21
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $    74,408
 Interest                                                 3,488,861
                                                        -----------
    Total income                                          3,563,269
                                                        -----------
Expenses
 Management fee (Note 2)                                    546,375
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    4,738
 Legal fees                                                   4,734
 Registration fees                                            3,734
 Shareholder reports                                          1,833
 Miscellaneous                                                4,673
                                                        -----------
  Total expenses                                            588,814
 Expense subsidy (Note 3)                                   (42,439)
 Voluntary fee reduction (Note 3)                          (136,617)
                                                        -----------
  Net expenses                                              409,758
                                                        -----------
Net investment income                                     3,153,511
                                                        -----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                          1,136,606
Unrealized appreciation in value
   of investments during the year                         4,897,758
                                                        -----------

Net gain on investments                                   6,034,364
                                                        -----------

Net Increase in Net Assets
Resulting from Operations                                $9,187,875
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $  3,153,511     $  3,465,862

 Net realized gain/(loss) on investments        1,136,606       (2,135,445)

 Unrealized appreciation/(depreciation)
  in value of investments during the year       4,897,758       (4,597,137)
                                             ------------     ------------

 Net increase/(decrease) in net assets
  resulting from operations                     9,187,875       (3,266,720)
                                             ------------     ------------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                10,958,151       12,905,219

 Cost of units redeemed                       (14,929,065)     (33,488,420)
                                             ------------     ------------

 Net decrease in net assets resulting
  from unit transactions                       (3,971,065)     (20,583,201)
                                             ------------     ------------

Total increase/(decrease) in net assets         5,216,810      (23,849,921)

Net assets, beginning of year                  52,234,817       76,084,738
                                             ------------     ------------


Net assets, end of year                       $57,451,627      $52,234,817
                                             ============     ============


Net Change in Units Outstanding
 Units sold                                      643,190          828,838
 Units redeemed                                 (883,838)      (2,157,807)
                                             -----------      -----------
                                                (240,648)      (1,328,969)
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INCOME FUND
SELECTED PER UNIT DATA AND RATIOS*

(Selected data for a unit outstanding throughout each of the years indicated)

                                                               Years ended December 31,
                                     ----------------------------------------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993            1992            1991
                                     -----------      ---------      -----------     -----------      -----------
Investment income                      $ 1.09          $ 0.97          $ 0.97          $ 1.02          $ 0.97
Expenses                                (0.14)**        (0.14)**        (0.17)          (0.16)          (0.15)
Expense subsidy                          0.02            0.01            0.02            0.02            0.02
                                       ------          ------          ------          ------          ------
Net investment income                    0.97            0.84            0.82            0.88            0.84

Net realized and unrealized gain/(loss)
 on investments                          1.85           (1.56)           0.67           (0.16)           0.84
                                       ------          ------          ------          ------          ------

Net increase/(decrease) in net asset
value                                    2.82           (0.72)           1.49            0.72            1.68

Net asset value, beginning of year      15.39           16.11           14.62           13.90           12.22
                                       ------          ------          ------          ------          ------

Net asset value, end of year           $18.21          $15.39          $16.11          $14.62          $13.90
                                       ======          ======          ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                0.75%***        0.75%***        1.00%           1.00%           1.00%
 Net investment income                   5.77%           5.43%           5.20%           6.21%           6.57%
OTHER:
 Average net assets (000 omitted)     $54,637         $63,817         $70,750         $53,886         $29,199
 Portfolio turnover                        93%            239%            156%            285%            304%
 Number of units outstanding at
  end of year (000 omitted)             3,154           3,395           4,724           4,413           3,012
 Total return                           18.38%          (4.47%)         10.18%           5.13%          13.73%

-------------------
  * Amounts adjusted to reflect 10:1 reverse split for the years ended 1991 - 1993.
 ** Reflects management fee reduction of $136,617 or $0.04 per unit and $99,627 or $0.03 per unit for the years ended December 31, 1995 and 1994 respectively. Without management fee reduction, expense per unit is $0.18 and $0.17 for the years ended December 31, 1995 and 1994 respectively.
*** Reflects management fee reductions of .25% or $136,617 and $99,627 for the years ended December 31, 1995 and 1994 respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was .8% of average net assets as the fee reduction went into effect on 5/2/94.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

Number
of Shares                                                                                               Value
---------                                                                                               -----
                   COMMON STOCKS-95.0%

                   Auto & Transportation-4.3%

  5,000              AMR Corporation *                                                                  $  371,250
  7,500              Chrysler Corporation                                                                  415,313
  5,000              General Motors Corporation                                                            264,375
                                                                                                        ----------
                       Total Auto & Transportation                                                       1,050,938
                                                                                                        ----------

                   Consumer Discretionary-11.1%

  4,000              Disney (Walt) Company                                                                 236,000
  5,000              Eastman Kodak Company                                                                 335,000
 10,000              Federated Department Stores *                                                         275,000
  9,500              Mattel, Inc.                                                                          292,125
  6,750              McDonalds Corporation                                                                 304,594
 13,500              News Corporation, Ltd.                                                                288,563
  9,500              Sears Roebuck & Company                                                               370,500
  6,750              Tambrands, Inc.                                                                       322,313
 12,500              Wal Mart Stores, Inc.                                                                 279,688
                                                                                                       -----------
                       Total Consumer Discretionary                                                      2,703,783
                                                                                                       -----------

                   Consumer Staples-8.3%

  6,000              Clorox Company                                                                        429,750
  5,000              Coca Cola Company                                                                     371,250
  4,500              Philip Morris Companies, Inc.                                                         407,250
 10,500              Sara Lee Corporation                                                                  334,687
 14,500              Sysco Corporation                                                                     471,250
                                                                                                       -----------
                       Total Consumer Staples                                                            2,014,187
                                                                                                       -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

Number
of Shares                                                                                               Value
---------                                                                                               -----
                   Financial Services-12.6%

 8,500               American Express Company                                                           $  351,688
 6,000               American International Group, Inc.                                                    555,000
 4,500               Federal National Mortgage Association                                                 558,563
 6,000               MBIA, Inc.                                                                            450,000
 8,000               Student Loan Marketing Association                                                    527,000
10,000               Travelers Corporation                                                                 628,750
                                                                                                        ----------
                       Total Financial Services                                                          3,071,001
                                                                                                        ----------
                   Healthcare-11.4%

 4,500               American Home Products Corporation                                                    436,500
 6,000               Bristol-Myers Squibb Company                                                          515,250
 8,500               Columbia HCA/Healthcare                                                               431,375
 4,400               Genzyme Corporation *                                                                 274,450
12,500               Humana, Inc. *                                                                        342,187
 3,000               Johnson & Johnson                                                                     256,875
 8,000               Merck & Company, Inc.                                                                 526,000
                                                                                                        ----------
                       Total Healthcare                                                                  2,782,637
                                                                                                        ----------
                   Integrated Oils-8.4%

 7,500               Amoco Corporation                                                                     539,063
 4,553               British Petroleum Company PLC                                                         464,975
 6,000               Exxon Corporation                                                                     480,750
 5,000               Mobil Corporation                                                                     560,000
                                                                                                        ----------
                       Total Integrated Oils                                                             2,044,788
                                                                                                        ----------
                   Materials & Processing-6.6%

 9,500               Dover Corporation                                                                     350,313
 4,500               Dow Chemical Company                                                                  316,688
 4,000               Dupont (E.I.) de Nemours & Company                                                    279,500
11,500               James River Corporation of Virginia                                                   277,438
 5,750               Minnesota Mining & Manufacturing Company                                              380,938
                                                                                                        ----------
                       Total Materials & Processing                                                      1,604,877
                                                                                                        ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

Number
of Shares                                                                                               Value
---------                                                                                               -----
                   Other Energy-2.5%

 8,800               Panhandle Eastern Corporation                                                      $  245,300
 7,500               Tenneco, Inc.                                                                         372,188
                                                                                                        ----------
                       Total Other Energy                                                                  617,488
                                                                                                        ----------

                   Producer Durables-6.6%

 6,500               Allied Signal, Inc.                                                                   308,750
 4,000               Caterpillar, Inc.                                                                     235,000
 5,000               Emerson Electric Company                                                              408,750
 9,000               General Electric Company                                                              648,000
                                                                                                        ----------
                       Total Producer Durables                                                           1,600,500
                                                                                                        ----------

                   Technology-11.6%

 9,500               Ceridian Corporation *                                                                391,875
 4,250               Hewlett Packard Company                                                               355,938
 6,500               Intel Corporation                                                                     368,875
 4,250               International Business Machines Corporation                                           389,937
 3,300               Microsoft Corporation *                                                               289,575
 6,500               Motorola, Inc.                                                                        370,500
11,500               Silicon Graphics, Inc. *                                                              316,250
 2,500               Xerox Corporation                                                                     342,500
                                                                                                        ----------
                       Total Technology                                                                  2,825,450
                                                                                                        ----------

                   Utilities-11.6%

 8,500               AT & T Company                                                                        550,375
12,500               GTE Corporation                                                                       550,000
12,500               Nipsco Industries, Inc.                                                               478,125
 6,500               QUALCOMM, Inc. *                                                                      279,500
 8,500               SBC Communications, Inc.                                                              488,750
13,500               WorldCom, Inc. *                                                                      475,869
                                                                                                       -----------
                       Total Utilities                                                                   2,822,619
                                                                                                       -----------

                       Total Common Stocks (Cost $20,011,947)                                           23,138,268
                                                                                                       -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
Amount                                                                                                  Value
---------                                                                                               -----
                   SHORT-TERM INVESTMENTS-4.9%

                     Repurchase Agreement-4.8%

$1,171,000             Goldman Sachs and Company, dated 12/29/95, 5.75%, due                            $ 1,171,000
                       01/02/96 in the amount of $1,171,000 (collateralized by $1,014,867               -----------
                       U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                       $1,201,900 at 12/31/95), repurchase proceeds $1,171,748.

Number
of Shares
---------
                   Short-Term Investment Funds-0.1%

 1,000               Fidelity Institutional Cash Portfolio-U.S. Government Portfolio                          1,000
14,430               Goldman Sachs-Institutional Liquid Assets-Government Portfolio                          14,430
                                                                                                        -----------
                       Total Short-Term Investment Funds                                                     15,430
                                                                                                        -----------

                       Total Short-Term Investment (Cost $1,186,430)                                      1,186,430
                                                                                                        -----------


                       Total Investments (Cost $21,198,377)-99.9%                                        24,324,698

                       Other assets in excess of liabilities-0.1%                                            42,436
                                                                                                        -----------

                       NET ASSETS - 100%                                                                $24,367,134
                                                                                                        ===========

*  Non-income producing.
   The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $21,198,377)              $24,324,698
Cash                                                          285
Investment income receivable                               44,283
Receivable for units issued                                22,951
                                                      -----------
     Total assets                                      24,392,217
                                                      -----------

LIABILITIES

Management fee payable                                     20,762
Payable for units redeemed                                  4,321
                                                      -----------
     Total liabilities                                     25,083
                                                      -----------
NET ASSETS                                            $24,367,134
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $19,585,429
  Accumulated net investment income                       666,699
  Accumulated net realized gain                           988,685
  Net unrealized appreciation                           3,126,321
                                                      -----------
  Net assets at December 31, 1995                     $24,367,134
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($24,367,134 /
1,873,587 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $13.01
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $   466,860
 Interest                                                    78,364
                                                        -----------
    Total income                                            545,224
                                                        -----------
Expenses
 Management fee (Note 2)                                    223,368
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    4,019
 Legal fees                                                   4,734
 Registration fees                                            2,385
 Shareholder reports                                          1,833
 Miscellaneous                                                1,921
                                                        -----------
  Total expenses                                            260,987
 Expense subsidy (Note 3)                                   (37,619)
                                                        -----------
  Net expenses                                              223,368
                                                        -----------
Net investment income                                       321,856
                                                        -----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                          1,676,560
Unrealized appreciation in value
   of investments during the year                         3,034,911
                                                        -----------

Net gain on investments                                   4,711,471
                                                        -----------

Net Increase in Net Assets
Resulting from Operations                               $ 5,033,327
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $   321,856     $    284,826

 Net realized gain/(loss) on investments       1,676,560         (577,754)

 Unrealized appreciation/(depreciation)
  in value of investments during the year      3,034,911         (331,898)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    5,033,327         (624,826)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                4,888,390       16,424,835

 Cost of units redeemed                       (6,590,153)      (6,482,572)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions            (1,701,763)       9,942,263
                                             -----------      -----------

Total increase in net assets                   3,331,564        9,317,437

Net assets, beginning of year                 21,035,570       11,718,133
                                             -----------      -----------

Net assets, end of year                      $24,367,134      $21,035,570
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    412,444        1,563,804
 Units redeemed                                 (569,249)        (618,915)
                                             -----------      -----------
                                                (156,805)         944,889
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
CORE EQUITY FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the periods indicated)

                                              Years ended December 31,
                                     -------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993*
                                     -----------      ---------      -----------
Investment income                      $ 0.29          $ 0.28          $ 0.21
Expenses                                (0.14)#         (0.13)          (0.20)#
Expense subsidy                          0.02            0.03            0.13
                                       ------          ------          ------
Net investment income                    0.17            0.18            0.14

Net realized and unrealized gain/(loss)
 on investments                          2.48           (0.62)           0.66
                                       ------          ------          ------

Net increase/(decrease) in net asset
value                                    2.65           (0.44)           0.80

Net asset value, beginning of period    10.36           10.80           10.00
                                       ------          ------          ------

Net asset value, end of period         $13.01          $10.36          $10.80
                                       ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.00%           1.00%           1.00%##
 Net investment income                   1.44%           1.68%           1.84%**
OTHER:
 Average net assets (000 omitted)     $22,336         $16,948         $ 4,356
 Portfolio turnover                       133%            129%             83%
 Number of units outstanding at
  end of period (000 omitted)           1,874           2,030           1,086
 Total return                           25.53%          (4.03%)          7.95%***

-------------------
   # Reflects voluntary fee waiver of $6,949 or $0.01 per unit. Without voluntary fee waiver, expense per unit is $0.21.
  ## Does not reflect voluntary waiver of management fees of $6,949. Net of the voluntary management fee waiver, the net expense ratio is 0.79% of average net assets. This figure is annualized.
   *  Commencement of Operations April 1, 1993.
  **  Annualized.
 ***  Not annualized.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


  Number
 of Shares                                                 Value
----------                                                 -----

                 COMMON STOCKS-86.7%

                  Consumer Discretionary-16.9%

  6,600           Career Horizons, Inc. *                  $  222,750
  5,300           Central European Media Enterprises *        108,650
  4,200           Clear Channel Communications *              185,325
 12,200           Corrections Corporation of America*         452,925
  9,390           Evergreen Media Corporation*                300,480
  5,200           Gymboree Corporation *                      107,250
  3,885           Harman International Industries, Inc.       155,886
  3,600           Proffitt's, Inc. *                           94,500
  6,850           St. John Knits, Inc.                        363,906
  8,450           Trump Hotels & Casino Resort, Inc. *        181,675
                                                           ----------
                  Total Consumer Discretionary              2,173,347
                                                           ----------

                  Financial Services-13.0%

 5,250            Capstead Mortgage Corporation               120,094
16,700            City National Corporation                   233,800
 7,000            Collective Bancorp, Inc.                    177,625
 3,500            Evans Withycombe Residential, Inc.           75,250
10,400            Ideon Group, Inc.                           105,300
 6,500            Magna Group, Inc.                           154,375
 8,200            Mercer International, Inc. *                168,100
 9,900            Roosevelt Financial Group, Inc.             191,812
 3,200            Vesta Insurance Group, Inc.                 174,400
 3,200            Weeks Corporation                            80,400
 9,300            WFS Financial *                             181,350
                                                           ----------
                  Total Financial Services                  1,662,506
                                                           ----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
 of Shares                                                     Value
----------                                                     -----
                    Healthcare-18.4%


16,950              Applied Bioscience International, Inc.*    $  114,412
19,650              Centocor, Inc.*                               606,694
11,950              Circon Corporation *                          241,988
12,400              Immunex Corporation*                          204,600
 5,000              Martek Biosciences Corporation *              126,250
 4,050              Nellcor, Inc.*                                234,900
 3,450              Occusystems, Inc. *                            69,000
13,350              Sofamor/Danek Group, Inc. *                   378,806
 8,850              Sybron International Corporation *            210,187
 3,700              Watson Pharmaceuticals *                      181,300
                                                               ----------
                    Total Healthcare                            2,368,137
                                                               ----------

                    Integrated Oil-0.7%

 6,500              Cabot Oil & Gas Corporation                    95,063
                                                               ----------

                    Materials & Processing-9.4%

 4,100              Dekalb Genetics Corporation                   185,012
 4,900              NCI Building Systems, Inc. *                  121,275
 6,400              Potash Corporation of Saskatchewan, Inc.      453,600
 7,300              Vigoro Corporation                            450,775
                                                               ----------
                    Total Materials & Processing                1,210,662
                                                               ----------

                    Other Energy-5.4%

 4,550              Barrett Resources Corporation *               133,656
 5,250              Energy Ventures, Inc. *                       132,563
16,200              Falcon Drilling, Inc. *                       243,000
 8,200              Parker and Parsley Petroleum Company          180,400
                                                                ---------
                    Total Other Energy                            689,619
                                                                ---------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



Number
of Shares                                                  Value
---------                                                  -----

                           Producer Durables-6.5%

 8,700              Greenfield Industries, Inc.             $   271,875
 7,800              Sanifill, Inc. *                            260,325
10,700              Titan Wheel International, Inc.             173,875
 6,800              USA Waste Services, Inc. *                  128,350
                                                            -----------
                    Total Producer Durables                     834,425
                                                            -----------

                    Technology-14.7%

 9,500              Black Box Operating Corporation *           155,562
 7,300              Burr Brown Corporation *                    186,150
 9,700              Computervision Corporation *                149,137
 6,850              Global Direct Mail Corporation *            188,375
 8,150              International Rectifier Corporation *       203,750
 6,300              National Computer Systems, Inc.             118,912
 8,650              Pacific Scientific Companies                214,088
 4,900              Pair Gain Technologies, Inc. *              268,275
 6,100              PSC, Inc. *                                  56,425
 8,300              Rational Software Corporation *             185,713
12,000              Westcott Communications *                   165,000
                                                            -----------
                    Total Technology                          1,891,387
                                                            -----------

                    Utilities-1.7%

 5,300              California Energy Company, Inc.*            103,350
 2,200              Tejas Gas  Corporation *                    116,325
                                                            -----------
                    Total Utilities                             219,675
                                                            -----------

                    Total Common Stocks (Cost $8,089,018)    11,144,821
                                                            -----------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
Amount                                                                                     Value
---------                                                                                  -----
                  SHORT-TERM INVESTMENTS-16.6%

                  Repurchase Agreements-13.1%

$414,000              Barclays BZW Securities, dated 12/29/95, 5.50%, due 01/02/96         $  414,000
                      in the amount of $414,000 (collateralized by $400,249 U.S. Treasury
                      Note, 7.50%, due 01/31/97, with a market value of $422,073 at
                      12/31/95), repurchase proceeds $414,253.
 636,000              Goldman Sachs and Company, dated 12/29/95, 5.75%, due 01/02/96          636,000
                      in the amount of $636,000 (collateralized by $551,200 U.S. Treasury
                      Note, 7.25%, due 08/15/22, with a market value of $652,783 at
                      12/31/95), repurchase proceeds $636,406.
 636,000              Merrill Lynch Government Securities, dated 12/29/95, 5.60%, due         636,000
                      01/02/96 in the amount of $639,180 (collateralized by $649,901
                      U.S. Treasury Note, 5.63%, due 10/31/97, with a market value of
                      $650,001 at 12/31/95), repurchase proceeds $636,396.
                                                                                          -----------
                      Total Repurchase Agreements                                           1,686,000
                                                                                          -----------

Number
of Shares
---------             Short-Term Investment Funds-0.4%

 26,000               Fidelity Institutional Cash Portfolios-U.S. Government Portfolio         26,000
 24,350               Goldman Sachs-Institutional Liquid Assets-Government Portfolio           24,350
                                                                                            ---------
                      Total Short-Term Investment Funds                                        50,350
                                                                                            ---------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
Amount                                                              Value
---------                                                           -----

                  U.S. Government Obligation-3.1%

$400,000           U.S. Treasury Bill, 5.12%, due 03/21/96          $   395,449
                                                                    -----------

                     Total Short-Term Investments (Cost $2,131,799)   2,131,799
                                                                    -----------


                     Total Investments (Cost $10,220,817)-103.3%     13,276,620
                                                                    -----------


                     Liabilities in excess of other assets-(3.3%)      (428,580)
                                                                    -----------

                      NET ASSETS - 100%                             $12,848,040
                                                                    ===========



*   Non-income producing security.
  The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $10,220,817)              $13,276,620
Cash                                                          439
Investment income receivable                                5,075
Receivable for units issued                                 4,633
                                                      -----------
     Total assets                                      13,286,767
                                                      -----------

LIABILITIES

Investments securities purchased                          427,213
Management fee payable                                     10,339
Payable for units redeemed                                  1,175
                                                      -----------
     Total liabilities                                    438,727
                                                      -----------
NET ASSETS                                            $12,848,040
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $10,058,092
  Accumulated net investment income                       112,845
  Accumulated net realized loss                          (378,700)
  Net unrealized appreciation                           3,055,803
                                                      -----------
  Net assets at December 31, 1995                     $12,848,040
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($12,848,040 /
957,968 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $13.41
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $    80,961
 Interest                                                    70,156
                                                        -----------
    Total income                                            151,117
                                                        -----------
Expenses
 Management fee (Note 2)                                    119,346
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    3,659
 Legal fees                                                   4,734
 Registration fees                                            1,744
 Shareholder reports                                          1,833
 Miscellaneous                                                1,231
                                                        -----------
  Total expenses                                            155,274
 Expense subsidy (Note 3)                                   (35,928)
 Voluntary fee reduction (Note 3)                           (15,584)
                                                        -----------
  Net expenses                                              103,762
                                                        -----------
Net investment income                                        47,355
                                                        -----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                            370,797
Unrealized appreciation in value
   of investments during the year                         2,480,282
                                                        -----------

Net gain on investments                                   2,851,079
                                                        -----------

Net Increase in Net Assets
Resulting from Operations                               $2,898,434
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $    47,355       $   53,358

 Net realized gain/(loss) on investments         370,797         (641,446)

 Unrealized appreciation in value of
  investments during the year                  2,480,282         (262,884)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    2,898,434         (850,972)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                2,518,482        5,609,939

 Cost of units redeemed                       (1,835,378)      (5,330,322)
                                             -----------      -----------

 Net increase in net assets resulting
  from unit transactions                         683,104          279,617
                                             -----------      -----------

Total increase/(decrease) in net assets        3,581,538         (571,355)

Net assets, beginning of year                  9,266,502        9,837,857
                                             -----------      -----------

Net assets, end of year                      $12,848,040       $9,266,502
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    215,639          535,483
 Units redeemed                                 (163,732)        (532,454)
                                             -----------      -----------
                                                  51,907            3,029
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SMALL CAPITALIZATION FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the periods indicated)

                                               Years ended December 31,
                                     -------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993***
                                     -----------      ---------      -----------
Investment income                      $ 0.17          $ 0.16          $ 0.09
Expenses                                (0.16)**        (0.15)**        (0.17)#
Expense subsidy                          0.04            0.05            0.10
                                       ------          ------          ------
Net investment income                    0.05            0.06            0.02

Net realized and unrealized gain/(loss)
 on investments                          3.13           (0.72)           0.87
                                       ------          ------          ------

Net increase/(decrease) in net asset
 value                                   3.18           (0.66)           0.89

Net asset value, beginning of period    10.23           10.89           10.00
                                       ------          ------          ------

Net asset value, end of period         $13.41          $10.23          $10.89
                                       ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.00%*          1.00%*          1.15%##
 Net investment income                   0.46%           0.55%           0.28%+
OTHER:
 Average net assets (000 omitted)     $10,378          $9,678          $5,768
 Portfolio turnover                        89%            120%            161%
 Number of units outstanding at
  end of period (000 omitted)             958             906             903
 Total return                           31.14%          (6.12%)          8.94%****

-------------------
    +  Annualized
    # Reflects voluntary fee waiver of $14,349 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.19.
   ## Does not reflect voluntary waiver of management fees of $14,349. Net of the voluntary management fee waiver, the net expense ratio is 0.82% of average net assets. This figure is annualized.
    * Reflects management fee reduction of .15% or $15,584 and $9,153 for the years ended December 31, 1995 and 1994 respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was 1.06% of average net assets as the fee reduction went into effect on 5/2/94.
   ** Reflects management fee reduction of $15,584 or $0.02 per unit and $9,153 or $0.01 per unit for the years ended December 31, 1995 and 1994 respectively. Without management fee reduction, expense per unit is $0.17 and $0.16 for the years ended December 31, 1995 and 1994 respectively.
 ***   Commencement of Operations April 1, 1993.
****   Not annualized.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



 Principal
  Amount                                                                                  Value
-----------                                                                            -----------
                 INTERMEDIATE-TERM U.S. GOVERNMENT OBLIGATIONS-88.9%

                  U.S. Government Obligations-88.9%
  $1,500,000         U.S. Treasury Note, 5.13%, due 04/30/98                           $ 1,496,719
   4,000,000         U.S. Treasury Note, 5.63%, due 01/31/98                             4,032,500
   5,000,000         U.S. Treasury Note, 5.75%, due 10/31/00                             5,076,559
   1,500,000         U.S. Treasury Note, 5.88%, due 06/30/00                             1,530,938
   3,000,000         U.S. Treasury Note, 6.00%, due 11/30/97                             3,043,125
   1,000,000         U.S. Treasury Note, 6.25%, due 08/31/00                             1,035,000
   1,000,000         U.S. Treasury Note, 6.50%, due 05/15/97                             1,016,875
   1,000,000         U.S. Treasury Note, 6.75%, due 04/30/00                             1,052,500
   3,800,000         U.S. Treasury Note, 7.13%, due 02/29/00                             4,047,000
   3,000,000         U.S. Treasury Note, 7.75%, due 11/30/99                             3,250,311
                                                                                       -----------
                     Total U.S. Government Obligations                                  25,581,527
                                                                                       -----------
                     Total Long-Term U.S. Government Obligations (Cost $24,951,637)     25,581,527
                                                                                       -----------
                 SHORT-TERM INVESTMENT-1.8%

                  Repurchase Agreement-1.8%

   507,000         Goldman Sachs and Company, dated 12/29/95, 5.75%, due                   507,000
                   01/02/96 in the amount of $507,000 (collateralized by $583,050      -----------
                   U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                   $520,379 at 12/31/95), repurchase proceeds $507,324.



TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


     Number
   of Shares                                                                           Value
-------------                                                                        ---------
                  Short-Term Investment Fund-0.0%

   $13,391          Goldman Sachs-Institutional Liquid Assets-Government Portfolio   $    13,391
                                                                                     -----------
                     Total Short-Term Investment (Cost $ 520,391)                        520,391
                                                                                     -----------
                     Total Investments (Cost $25,472,028)-90.7%                       26,101,918
                     Other assets in excess of liabilities-9.3%                        2,681,409
                                                                                     -----------
                     NET ASSETS - 100%                                               $28,783,327
                                                                                     ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT
SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $25,472,028)              $26,101,918
Cash                                                          900
Investment income receivable                              369,067
Receivable for units issued                             2,334,942
                                                      -----------
     Total assets                                      28,806,827
                                                      -----------

LIABILITIES

Management fee payable                                     16,632
Payable for units redeemed                                  6,868
                                                      -----------
     Total liabilities                                     23,500
                                                      -----------
NET ASSETS                                            $28,783,327
                                                      ===========
Net assets were comprised of:

  Units of beneficial interest                        $26,134,173
  Accumulated net investment income                     2,501,239
  Accumulated net realized loss                          (481,975)
  Net unrealized appreciation                             629,890
                                                      -----------
  Net assets at December 31, 1995                     $28,783,327
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($28,783,327 /
2,535,625 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $11.35
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT
SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                               $   13,569
 Interest                                                 1,479,497
                                                        -----------
    Total income                                          1,493,066
                                                        -----------
Expenses
 Management fee (Note 2)                                    182,714
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    4,019
 Legal fees                                                   4,734
 Registration fees                                            2,552
 Shareholder reports                                          1,833
 Miscellaneous                                                2,565
                                                        -----------
  Total income                                              221,144
 Expense subsidy (Note 3)                                   (38,430)
                                                        -----------
  Net expenses                                              182,714
                                                        -----------
Net investment income                                     1,310,352
                                                        -----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on securities                             175,119
Net realized gain on options                                 (2,738)
                                                        -----------


Net realized gain on investments                            172,381
                                                        -----------

Unrealized appreciation in value of
 investments during the year                              1,250,842
                                                        -----------

Net gain on investments                                   1,423,223
                                                        -----------

Net Increase in Net Assets
Resulting from Operations                               $ 2,733,575
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT
SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $ 1,310,352     $    948,222

 Net realized gain/(loss) on investments         172,381         (593,298)

 Unrealized appreciation/(depreciation)
  in value of investments during the year      1,250,842         (576,673)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    2,733,575         (221,749)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued               10,490,632       13,604,980

 Cost of units redeemed                       (7,433,318)      (7,782,147)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions             3,057,314        5,822,833
                                             -----------      -----------

Total increase in net assets                   5,790,889        5,601,084

Net assets, beginning of year                 22,992,438       17,391,354
                                             -----------      -----------

Net assets, end of year                      $28,783,327      $22,992,438
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    960,197        1,337,764
 Units redeemed                                 (693,274)        (767,011)
                                             -----------      -----------
                                                 266,923          570,753
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
SHORT-INTERMEDIATE TERM U.S. GOVERNMENT
SECURITIES FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the periods indicated)

                                               Years ended December 31,
                                     -------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993*
                                     -----------      ---------      -----------
Investment income                      $ 0.66          $ 0.52          $ 0.33
Expenses                                (0.10)          (0.09)          (0.11)#
Expense subsidy                          0.02            0.02            0.07
                                       ------          ------          ------
Net investment income                    0.58            0.45            0.29

Net realized and unrealized gain/(loss)
 on investments                          0.63           (0.55)          (0.05)
                                       ------          ------          ------

Net increase/(decrease) in net asset
value                                    1.21           (0.10)           0.24

Net asset value, beginning of period    10.14           10.24           10.00
                                       ------          ------          ------

Net asset value, end of period         $11.35          $10.14          $10.24
                                       ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                0.75%           0.75%           0.75%##
 Net investment income                   5.38%           4.41%           3.76%**
OTHER:
 Average net assets (000 omitted)     $24,350         $21,504         $ 8,598
 Portfolio turnover                       187%            268%            247%
 Number of units outstanding at
  end of period (000 omitted)           2,536           2,269           1,698
 Total return                           12.01%          (1.05%)          2.43%***

-------------------
  # Reflects voluntary fee waiver of $9,789 or $0.02 per unit. Without voluntary fee waiver, expense per unit is $0.13.
 ## Does not reflect voluntary waiver of management fees of $9,789. Net of the voluntary management fee waiver, the net expense ratio is 0.60% of average net assets. This figure is annualized.
  *  Commencement of Operations April 1, 1993.
 **  Annualized.
***  Not annualized.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



 Principal
  Amount                                                                                   Value
-----------                                                                              ----------
                 LONG-TERM U.S. GOVERNMENT OBLIGATION-86.6%

$2,425,000           U.S. Treasury Bond, 6.25%, due 08/15/23                             $2,492,446
                                                                                         ----------
                     Total Long-Term U.S. Government Obligation (Cost $2,113,930)         2,492,446
                                                                                         ----------
                  SHORT-TERM INVESTMENTS-11.4%

                  Repurchase Agreements-11.4%
     72,000          Barclays BZW Securities, dated 12/29/95, 5.50%, due 01/02/96            72,000
                     in the amount of $72,000 (collateralized by $69,609 U.S. Treasury
                     Note, 7.50%, due 01/31/97 with a market value of $73,404 at
                     12/31/95), repurchase proceeds $72,044.
    128,000          Goldman Sachs and Company, dated 12/29/95, 5.75%, due                  128,000
                     01/02/96 in the amount of $128,000 (collateralized by $110,933
                     U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                     $131,378 at 12/31/95), repurchase proceeds $128,082.
    128,000          Merrill Lynch Government Securities, dated 12/29/95, 5.60%, due        128,000
                     01/02/96 in the amount of $128,000 (collateralized by $128,640
                     U.S. Treasury Note, 5.63%, due 10/31/97, with a market value of
                     $130,818 at 12/31/95), repurchase proceeds $128,080.
                                                                                         ----------
                     Total Repurchase Agreements                                            328,000
                                                                                         ----------

                     Total Short-Term Investments (Cost $328,000)                           328,000
                                                                                         ----------
                     Total Investments (Cost $2,441,930)-98.0%                            2,820,446

                     Other assets in excess of liabilities-2.0%                              56,843
                                                                                         ----------
                     NET ASSETS - 100%                                                   $2,877,289
                                                                                         ==========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $2,441,930)                $2,820,446
Cash                                                          879
Investment income receivable                               57,402
Receivable for units issued                                   368
                                                       ----------
     Total assets                                       3,879,095
                                                       ----------

LIABILITIES

Management fee payable                                      1,806
                                                       ----------
     Total liabilities                                      1,806
                                                       ----------
NET ASSETS                                             $2,877,289
                                                       ==========
Net assets were comprised of:

  Units of beneficial interest                         $2,337,502
  Accumulated net investment income                       407,069
  Accumulated net realized loss                          (245,798)
  Net unrealized appreciation                             378,516
                                                       ----------
  Net assets at December 31, 1995                      $2,877,289
                                                       ==========

Unit value, offering price and redemp-
tion price per unit ($2,877,289 /
221,200 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                      $13.01
                                                       ==========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                               $    2,826
 Interest                                                   177,876
                                                         ----------
    Total income                                            180,702
                                                         ----------
Expenses
 Management fee (Note 2)                                     21,549
 Accounting fees                                              9,720
 Audit fees                                                  10,719
 Legal fees                                                   4,734
 Insurance                                                    3,299
 Registration fees                                            1,286
 Shareholder reports                                          1,833
 Directors' fees                                              2,288
 Miscellaneous                                                  770
                                                         ----------
  Total expenses                                             56,198
 Expense subsidy (Note 3)                                   (34,649)
 Voluntary fee reduction (Note 3)                            (2,527)
                                                         ----------
  Net expenses                                               19,022
                                                         ----------
Net investment income                                       161,680
                                                         ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                             23,350
Unrealized appreciation in value
   of investments during the year                           494,639
                                                         ----------

Net gain on investments                                     517,989
                                                         ----------

Net Increase in Net Assets
Resulting from Operations                                $  679,669
                                                         ==========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                        $  161,680       $  175,147

 Net realized gain/(loss) on investments          23,350         (294,113)

 Unrealized appreciation/(depreciation)
  in value of investments during the year        494,639         (139,310)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                      679,669         (258,276)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                1,036,585        1,052,752

 Cost of units redeemed                       (1,467,055)      (1,082,703)
                                             -----------      -----------

 Net decrease in net assets resulting
  from unit transactions                        (430,470)         (29,951)
                                             -----------      -----------

Total increase/(decrease) in net assets          249,199         (288,227)

Net assets, beginning of year                  2,628,090        2,916,317
                                             -----------      -----------

Net assets, end of year                      $ 2,877,289      $ 2,628,090
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                     87,397          102,673
 Units redeemed                                 (129,083)        (107,041)
                                             -----------      -----------
                                                 (41,686)          (4,368)
                                             ===========      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
U.S. GOVERNMENT SECURITIES FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the periods indicated)

                                              Years ended December 31,
                                     -------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994          1993***
                                     -----------      ---------      -----------
Investment income                      $ 0.81          $ 0.70          $ 0.45
Expenses                                (0.24)**        (0.23)**        (0.36)#
Expense subsidy                          0.16            0.15            0.31
                                       ------          ------          ------
Net investment income                    0.73            0.62            0.40

Net realized and unrealized gain/(loss)
 on investments                          2.28           (1.53)           0.51
                                       ------          ------          ------

Net increase/(decrease) in net asset
value                                    3.01           (0.91)           0.91

Net asset value, beginning of period    10.00           10.91           10.00
                                       ------          ------          ------

Net asset value, end of period         $13.01          $10.00          $10.91
                                       ======          ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                0.75%*          0.75%*          0.85%##
 Net investment income                   6.38%           6.23%           4.91%+
OTHER:
 Average net assets (000 omitted)     $ 2,535         $ 2,810         $ 1,905
 Portfolio turnover                        17%            174%            232%
 Number of units outstanding at
  end of period (000 omitted)             221             263             267
 Total return                           30.11%          (8.39%)          9.12%****

-------------------
   + Annualized.
   # Reflects voluntary fee waiver of $3,040 or $0.02 per unit.  Without voluntary waiver, expense per unit is $0.38.
  ## Does not reflect voluntary waiver of management fees of $3,040. Net of the voluntary management fee waiver, the net expense ratio is 0.64% of average net assets. This figure is annualized.
   * Reflects management fee reduction of .10% or $2,527 and $1,886 for the years ended December 31, 1995 and 1994, respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was .80% of average net assets as the fee reduction went into effect on 5/2/94.
  ** Reflects management fee reduction of $2,527 or $0.01 per unit and $1,886 or $0.01 per unit for the years ended December 31, 1995 and 1994 respectively. Without management fee reduction, expense per unit is $0.25 and $0.24 for the years ended December 31, 1995 and 1994 respectively.
 *** Commencement of Operations April 1, 1993.
**** Not annualized.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



 Principal
  Amount                                                                                           Value
----------                                                                                     -------------
                  LONG-TERM INVESTMENTS-86.7%
                  Corporate Bonds-17.9%

                  Bank-3.1%

$150,000           BankAmerica Corporation, 6.85%, due 03/01/03                                    $155,598
                                                                                               -------------
                  Financial & Other-11.9%

 150,000           Associates Corporation of North America, 7.70%, due 03/01/02                     162,587
 134,772           General Motors Acceptance Corporation, 7.15%, due 03/15/00                       137,254
 150,000           U.S. Leasing International, 5.95%, due 10/15/03                                  146,877
 150,000           U.S. West Capital Funding, 6.43%, due 12/12/05                                   149,900
                                                                                               -------------
                    Total Financial & Other                                                         596,618
                                                                                               -------------
                  Financial Services-2.9%

 150,000           Commercial Credit Corporation, 6.13%, due 12/01/05                               148,560
                                                                                               -------------
                    Total Corporate Bonds (Cost $872,290)                                           900,776
                                                                                               -------------

                  U.S. Government and Agency Obligations-68.8%

                   U.S. Government Agency Obligations-9.9%

 100,000           Federal Home Loan Bank, 6.05%, due 06/28/00                                      101,907
 400,000           Federal Home Loan Mortgage Corporation, 5.50%, due 12/15/00                      397,125
                                                                                               -------------
                    Total U.S. Government Agency Obligations                                        499,032
                                                                                               -------------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



 Principal
  Amount                                                                                           Value
----------                                                                                     -------------
                   U.S. Treasury Obligations-58.9%

$  720,000          U.S. Treasury Note, 6.38%, due 08/15/02                                       $  756,450
 1,195,000          U.S. Treasury Note, 7.25%, due 08/15/04                                        1,329,063
   645,000          U.S. Treasury Note, 7.75%, due 01/31/00                                          700,832
   165,000          U.S. Treasury Note, 7.88%, due 04/15/98                                          174,281
                                                                                               -------------
                    Total U.S. Treasury Obligations                                                2,960,626
                                                                                               -------------
                    Total U.S. Government and Agency Obligations (Cost $3,366,682)                 3,459,658
                                                                                               -------------
                    Total Long-Term Investments (Cost $4,238,972)                                  4,360,434
                                                                                               -------------

                   SHORT-TERM INVESTMENTS-19.5%

                    Repurchase Agreements-13.4%

   225,000           Barclays BZW Securities, dated 12/29/95, 5.50%, due 01/02/96 in                 225,000
                     the amount of $225,000 (collateralized by $217,527 U.S. Treasury
                     Note, 7.50%, due 01/31/97, with a market value of $229,387 at
                     12/31/95), repurchase proceeds $225,138.
   225,000           Goldman Sachs and Company, dated 12/29/95, 5.75%, due                           225,000
                     01/02/96 in the amount of $225,000 (collateralized by $195,000
                     U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                     $230,937 at 12/31/95), repurchase proceeds $225,144.
   225,000           Merrill Lynch Government Securities, dated 12/29/95, 5.60%, due                 225,000
                     01/02/96 in the amount of $225,000 (collateralized by $226,125
                     U.S. Treasury Note, 5.63%, due 10/31/97, with a market value of
                     $229,953 at 12/31/95), repurchase proceeds $225,140.
                                                                                               -------------
                      Total Repurchase Agreements                                                    675,000
                                                                                               -------------

Number of
 Shares             Short-Term Investment Funds-4.9%
----------
  225,000            Fidelity Institutional Cash Portfolios-U.S. Government Portfolio                225,000
   22,826            Goldman Sachs-Institutional Liquid Assets-Government Portfolio                   22,826
                                                                                               -------------
                      Total Short-Term Investment Funds                                              247,826
                                                                                               -------------


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995




 Principal
  Amount                                                                                           Value
----------                                                                                     -------------
                  U.S. Government Obligations-1.2%

$   50,000        U.S. Treasury Bill, 4.43%, due 01/18/96                                            $49,895
    10,000        U.S. Treasury Bill, 5.89%, due 05/02/96 #                                            9,823
                                                                                               -------------
                   Total U.S. Government Obligations                                                  59,718
                                                                                               -------------
                   Total Short-Term Investments (Cost $982,544)                                      982,544
                                                                                               -------------

                   Total Investments (Cost $5,221,516)-106.2%"                                     5,342,978

                   Liabilities in excess of other assets-(6.2%)                                     (312,297)
                                                                                               -------------

                  NET ASSETS-100%                                                                 $5,030,681
                                                                                               =============























 # Security is held as collateral (pledged amount is $10,000) for futures contracts and is restricted as to resale." The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995



ASSETS

Investments, at value (cost $5,221,516)                  $5,342,978
Cash                                                            802
Investment income receivable                                 85,258
Receivable for units issued                                   2,089
                                                         ----------
 Total assets                                             5,431,127
                                                         ----------

LIABILITIES

Investments purchased payable                               397,206
Management fee payable                                        3,184
Payable for units redeemed                                       56
                                                         ----------
 Total liabilities                                          400,446
                                                         ----------

NET ASSETS                                               $5,030,681
                                                         ==========
Net assets were comprised of:

 Units of beneficial interest                            $4,134,744
 Accumulated net investment income                          427,832
 Accumulated net realized gain                              346,643
 Net unrealized appreciation                                121,462
                                                         ----------
 Net assets at December 31, 1995                         $5,030,681
                                                         ==========
 Unit value, offering price and redemp-
  tion price per unit ($5,030,681 /
  431,038 units of beneficial
  interest issued and outstanding;
  unlimited number of units authorized)                      $11.67
                                                         ==========

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $ 14,909
 Interest                                                381,561
                                                         -------
  Total income                                           396,470
                                                         -------
Expenses
 Management fee (Note 2)                                  44,818
 Accounting fees                                           9.720
 Audit fees                                               10,719
 Legal fees                                               11,283
 Insurance                                                 3,539
 Registration fees                                           978
 Shareholder reports                                       1,833
 Directors' fees                                           2,288
 Miscellaneous                                               489
                                                         -------
  Total expenses                                          85,667
 Expense subsidy (Note 3)                                (40,849)
                                                         -------
  Net expenses                                            44,818

Net investment income                                    351,652
                                                         -------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                         350,978
Unrealized appreciation in value
 of investments during the year                          196,223
                                                         -------
Net gain on investments                                  547,201
                                                         -------
Net Increase in Net Assets
Resulting from Operations                               $898,853
                                                        ========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
STATEMENT OF CHANGES IN NET ASSETS



                                                                      Years ended December 31,
                                                                     -------------------------
Increase/(Decrease) in Net Assets                                      1995             1994*
                                                                     --------         --------
FROM OPERATIONS

 Net investment income                                               $351,652          $76,180

 Net realized gain/(loss) on investments                              350,978           (4,335)

 Unrealized appreciation/(depreciation) in value
  of investments during the period                                    196,223          (74,761)
                                                                   ----------       ----------
 Net increase/(decrease) in net assets
  resulting from operations                                           898,853           (2,916)
                                                                   ----------       ----------
FROM UNIT TRANSACTIONS

 Net proceeds from units issued                                     2,335,347        5,127,181

 Cost of units redeemed                                            (3,327,720)             (74)
                                                                   ----------       ----------
 Net increase/(decrease) in net assets resulting
  from unit transactions                                             (992,373)       5,127,107
                                                                   ----------       ----------
Total increase/(decrease) in net assets                               (93,520)       5,124,191

Net assets, beginning of period                                     5,124,201               10
                                                                   ----------       ----------
Net assets, end of period                                          $5,030,681       $5,124,201
                                                                   ==========       ==========
Net Change in Units Outstanding
 Units issued                                                         212,880          512,836
 Units redeemed                                                      (294,670)              (7)
                                                                   ----------       ----------
                                                                      (81,790)         512,829
                                                                   ==========       ==========

*Commencement of Operations October 3,1994.
 The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
INTERMEDIATE TERM BOND FUND
SELECTED PER UNIT DATA AND RATIOS


(Selected data for a unit outstanding throughout the period indicated)

                                                               Years ended December 31,
                                                               -----------------------
SELECTED PER UNIT DATA:                                           1995         1994*
                                                               ---------    ----------
Investment income                                                $0.72           $0.17
Expenses                                                         (0.16)          (0.08)
Expense subsidy                                                   0.08            0.06
                                                               ---------    ----------

Net investment income                                             0.64            0.15

Net  realized and unrealized gain/(loss)
 on investments                                                   1.04           (0.16)
                                                               ---------    ----------
Net increase/(decrease) in net asset value                        1.68           (0.01)

Net asset value, beginning of period                              9.99           10.00
                                                               ---------    ----------
Net asset value, end of period                                  $11.67           $9.99
                                                               =========    ==========

RATIO TO AVERAGE NET ASSETS:
 Expenses                                                         0.75%           0.75%**
 Net investment income                                            5.89%           6.12%**
OTHER:
 Average net assets (000 omitted)                               $5,973          $5,046
 Portfolio turnover                                                198%              7%
 Number of units outstanding at
  end of period (000 omitted)                                      431             513
 Total return                                                    16.79%          (0.32%)**

*   Commencement of Operations October 3, 1994.
**  Annualized

    Per unit amounts are calculated using average units outstanding for the period.
    The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                       Value
---------                                                       -----
                LONG-TERM INVESTMENTS-73.1%

                  Common Stocks-20.5%

                    Auto & Transportation-0.7%

   200                AMR Corporation*                        $ 14,850
   200                Chrysler Corporation                      11,075
   250                General Motors Corporation                13,219
                                                              --------
                         Total Auto & Transportation            39,144
                                                              --------
                    Consumer Discretionary-2.5%

   200                Disney (Walt) Company                     11,800
   300                Eastman Kodak Company                     20,100
   550                Federated Department Stores*              15,125
   500                Mattel, Inc.                              15,375
   400                McDonalds Corporation                     18,050
   850                News Corporation, Ltd.                    18,169
   300                Tambrands, Inc.                           14,325
   850                Wal Mart Stores, Inc.                     19,019
                                                              --------
                        Total Consumer Discretionary           131,963
                                                              --------
                        Consumer Staples-2.0%

   300                Clorox Company                            21,488
   300                Coca Cola Company                         22,275
   250                Philip Morris Companies, Inc.             22,625
   550                Sara Lee Corporation                      17,531
   650                Sysco Corporation                         21,125
                                                              --------
                        Total Consumer  Staples                105,044
                                                              --------
                    Financial Services-2.7%

   550                American Express Company                  22,756
   200                American International Group, Inc.        18,500
   200                Federal National Mortgage Association     24,825
   300                MBIA, Inc.                                22,500
   400                Student Loan Marketing Association        26,350
   450                Travelers Corporation                     28,294
                                                              --------
                        Total Financial Services               143,225
                                                              --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                       Value
---------                                                       -----
                    Healthcare-1.9%

   250                American Home Products Corporation      $ 24,250
   200                Bristol-Myers Squibb Company              17,175
   400                Columbia HCA/Healthcare                   20,300
   600                Humana, Inc.*                             16,425
   400                Merck & Company, Inc.                     26,300
                                                              --------
                        Total Healthcare                       104,450
                                                              --------
                    Integrated Oils-1.8%

   400                Amoco Corporation                         28,750
   200                British Petroleum Company PLC             20,425
   300                Exxon Corporation                         24,038
   200                Mobil Corporation                         22,400
                                                              --------
                        Total Integrated Oils                   95,613
                                                              --------
                    Materials & Processing-2.2%

   400                Dover Corporation                         14,750
   200                Dow Chemical Company                      14,075
   300                Dupont (E.I.) de Nemours & Company        20,962
   700                James River Corporation of Virginia       16,887
   350                Kimberly Clark Corporation                28,963
   300                Minnesota Mining & Manufacturing Company  19,875
                                                              --------
                        Total Materials & Processing           115,512
                                                              --------
                    Other Energy-0.7%

   650                Panhandle Eastern Corporation             18,119
   400                Tenneco, Inc.                             19,850
                                                              --------
                         Total Other Energy                     37,969
                                                              --------
                    Producer Durables-1.3%

   400                Allied Signal, Inc.                       19,000
   300                Emerson Electric Company                  24,525
   400                General Electric Company                  28,800
                                                              --------
                         Total Producer Durables                72,325
                                                              --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                       Value
---------                                                       -----
                    Technology-2.1%

   450                Ceridian Corporation*                   $   18,563
   150                Hewlett Packard Company                     12,562
   300                Intel Corporation                           17,025
   200                International Business Machines
                       Corporation                                18,350
   150                Microsoft Corporation*                      13,162
   300                Motorola, Inc.                              17,100
   125                Xerox Corporation                           17,125
                                                              ----------
                        Total Technology                         113,887
                                                              ----------
                    Utilities-2.6%

   350                AT&T Company                                22,662
   550                GTE Corporation                             24,200
   650                Nipsco Industries, Inc.                     24,863
   400                QUALCOMM, Inc.*                             17,200
   400                SBC Communications, Inc.                    23,000
   750                WorldCom, Inc.*                             26,437
                                                              ----------
                        Total Utilities                          138,362
                                                              ----------
                        Total Common Stocks (Cost $982,937)    1,097,494
                                                              ----------
Principal
 Amount             Corporate Bonds-10.3%
---------
                    Bank-5.0%

$260,000              BankAmerica Corporation, 6.85%,
                       due 03/01/03                              269,703
                                                               ---------
                      Financial & Other-5.3%

260,000               Associates Corporation of North America,
                       7.70%, due 03/01/02                       281,817
                                                               ---------
                        Total Corporate Bonds (Cost $522,102)    551,520
                                                               ---------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                   Value
---------                                                                 -----
                    U.S. Government and Agency Obligations-42.3%

                    U.S. Government Agency Obligation-2.8%

$150,000            Federal Home Loan Bank, 6.05%, due 06/28/00        $   152,860
                                                                       -----------
                    U.S. Government Obligations-39.5%

 695,000            U.S. Treasury Note, 7.00%, due 04/15/99                730,401
 630,000            U.S. Treasury Note, 7.25%, due 08/15/04                700,678
 475,000            U.S. Treasury Note, 7.88%, due 04/15/98                501,719
 170,000            U.S. Treasury Note, 9.25%, due 08/15/98                186,363
                                                                       -----------
                      Total U.S. Government Obligations                  2,119,161
                                                                       -----------
                    Total U.S. Government and Agency Obligations
                     (Cost $2,192,793)                                   2,272,021
                                                                       -----------
                      Total Long-Term Investments (Cost $3,697,832)      3,921,035
                                                                       -----------

                    SHORT-TERM INVESTMENTS-26.0%

                    Repurchase Agreements-6.4%

   8,000              Barclays BZW Securities, dated 12/29/95, 5.50%,       18,000
                      due 01/02/96 in the amount of $18,000
                      (collateralized by $17,402 U.S. Treasury Note,
                      7.50%, due 01/31/97, with a market value of
                      $18,351 at 12/31/95), repurchase proceeds $18,011.
 241,000              Goldman Sachs and Company, dated 12/29/95, 5.75%,    241,000
                      due 01/02/96 in the amount of $241,000
                      (collateralized by $208,867 U.S. Treasury Note,
                      7.25%, due 08/15/22, with a market value of
                      $247,359 at 12/31/95), repurchase proceeds $241,154.
  85,000              Merrill Lynch Government Securities, dated 12/29/95,  85,000
                      5.60%, due 01/02/96 in the amount of $85,000
                      (collateralized by $85,425 U.S. Treasury Note,
                      5.63%, due 10/31/97, with a market value of
                      $86,871 at 12/31/95), repurchase proceeds $85,053.
                                                                         ---------
                                Total Repurchase Agreements                344,000
                                                                         ---------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-INCOME FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                                                                 Value
---------                                                                                                 -----
                    Short-Term Investment Funds--5.5%

 240,000              Fidelity Institutional Cash Portfolios--U.S. Government Portfolio                $  240,000
  56,165              Goldman Sachs - Institutional Liquid Assets - Government Portfolio                   56,165
                                                                                                       ----------
                        Total Short-Term Investment Funds                                                 296,165
                                                                                                       ----------
Principal
 Amount             U.S. Government Obligation-14.1%
---------
 $760,000             U.S. Treasury Bill, 4.43%, due 01/18/96                                             758,094
                                                                                                       ----------
                      Total Short-Term Investments (Cost $1,398,259)                                    1,398,259
                                                                                                       ----------
                      Total Investments (Cost $5,096,091)-99.1%                                         5,319,294
                                                                                                       ----------
                      Other assets in excess of liabilities-0.9%                                           49,689
                                                                                                       ----------
                        NET ASSETS - 100%                                                              $5,368,983
                                                                                                       ==========

*  Non-income producing security.
   The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER--INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $5,096,091)               $5,319,294
Cash                                                         987
Investment income receivable                              53,408
Receivable for units issued                                  306
                                                      ----------
     Total assets                                      5,373,995
                                                      ----------

LIABILITIES

Management fee payable                                     5,012
                                                      ----------
     Total liabilities                                     5,012
                                                      ----------
NET ASSETS                                            $5,368,983
                                                      ==========
Net assets were comprised of:

  Units of beneficial interest                        $3,780,106
  Accumulated net investment income                      590,624
  Accumulated net realized gain                          775,050
  Net unrealized appreciation                            223,203
                                                      ----------
  Net assets at December 31, 1995                     $5,368,983
                                                      ==========

Unit value, offering price and redemp-
tion price per unit ($5,368,983 /
466,586 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                     $11.51
                                                      ==========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER--INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $   74,617
 Interest                                                  521,046
                                                        ----------
    Total income                                           595,663
                                                        ----------
Expenses
 Management fee (Note 2)                                   116,580
 Accounting fees                                             9,720
 Audit fees                                                 10,719
 Directors' fees                                             2,288
 Insurance                                                   3,659
 Legal fees                                                 11,283
 Registration fees                                           1,009
 Shareholder reports                                         1,833
 Miscellaneous                                                 650
                                                        ----------
  Total expenses                                           157,741
 Expense subsidy (Note 3)                                  (41,161)
                                                        ----------
  Net expenses                                             116,580
                                                        ----------
Net investment income                                      479,083
                                                        ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                           808,803
Unrealized appreciation in value
   of investments during the year                          307,656
                                                        ----------

Net gain on investments                                  1,116,459
                                                        ----------

Net Increase in Net Assets
Resulting from Operations                               $1,595,542
                                                        ==========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER--INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994*
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                          $479,083         $111,541

 Net realized gain/(loss) on investments         808,803          (33,753)

 Unrealized appreciation/(depreciation)
  in value of investments during the period      307,656          (84,452)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    1,595,542           (6,664)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued               13,404,622       11,073,483

 Cost of units redeemed                      (19,276,354)      (1,421,656)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions            (5,871,732)       9,651,827
                                             -----------      -----------

Total increase/(decrease) in net assets       (4,276,190)       9,645,163

Net assets, beginning of period                9,645,173               10
                                             -----------      -----------

Net assets, end of period                    $ 5,368,983      $ 9,645,173
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                  1,270,206        1,113,034
 Units redeemed                               (1,770,961)        (145,695)
                                             -----------      -----------
                                                (500,755)         967,339
                                             ===========      ===========


* Commencement of Operations October 3, 1994.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER--INCOME FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the years indicated)

                                      Years ended December 31,
                                     --------------------------
 SELECTED PER UNIT DATA:                 1995           1994*
                                     -----------      ---------
Investment income                      $ 0.60          $ 0.15
Expenses                                (0.16)          (0.06)
Expense subsidy                          0.04            0.03
                                       ------          ------
Net investment income                    0.48            0.12

Net realized and unrealized gain/(loss)
 on investments                          1.06           (0.15)
                                       ------          ------

Net increase/(decrease) in net asset
value                                    1.54           (0.03)

Net asset value, beginning of period     9.97           10.00
                                       ------          ------

Net asset value, end of period         $11.51          $ 9.97
                                       ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.10%           1.10%**
 Net investment income                   4.52%           4.77%**
OTHER:
 Average net assets (000 omitted)     $10,590          $9,491
 Portfolio turnover                       278%             15%
 Number of units outstanding at
  end of period (000 omitted)             467             967
 Total return                           15.41%          (1.22%)

-------------------
 *  Commencement of Operations October 3, 1994.
**  Annualized

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                                                     Value
---------                                                                                     -----
                LONG-TERM INVESTMENTS-77.2%
                  Common Stocks-42.1%

                    Auto & Transportation-1.6%

  500                 AMR Corporation*                                                        $ 37,125
  500                 Chrysler Corporation                                                      27,688
  550                 General Motors Corporation                                                29,081
                                                                                              --------
                         Total Auto & Transportation                                            93,894
                                                                                              --------
                    Consumer Discretionary-4.7%

  400                 Disney (Walt) Company                                                     23,600
  400                 Eastman Kodak Company                                                     26,800
1,600                 Federated Department Stores*                                              44,000
1,250                 Mattel, Inc.                                                              38,437
  750                 McDonalds Corporation                                                     33,844
1,750                 News Corporation, Ltd.                                                    37,406
  900                 Tambrands, Inc.                                                           42,975
1,500                 Wal Mart Stores, Inc.                                                     33,562
                                                                                              --------
                        Total Consumer Discretionary                                           280,624
                                                                                              --------
                    Consumer Staples-4.1%

  750                   Clorox Company                                                          53,719
  600                   Coca Cola Company                                                       44,550
  550                   Philip Morris Companies, Inc.                                           49,775
1,350                   Sara Lee Corporation                                                    43,031
1,650                   Sysco Corporation                                                       53,625
                                                                                              --------
                         Total Consumer Staples                                                244,700
                                                                                              --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                                                     Value
---------                                                                                     -----
                    Financial Services-5.3%

  1,000               American Express Company                                               $ 41,375
    500               American International Group, Inc.                                       46,250
    450               Federal National Mortgage Association                                    55,856
    700               MBIA, Inc.                                                               52,500
    850               Student Loan Marketing Association                                       55,994
  1,000               Travelers Corporation                                                    62,875
                                                                                             --------
                        Total Financial Services                                              314,850
                                                                                             --------
                    Healthcare-4.4%

    650               American Home Products Corporation                                       63,050
    650               Bristol-Myers Squibb Company                                             55,819
    950               Columbia HCA/Healthcare                                                  48,212
  1,500               Humana, Inc.                                                             41,062
    750               Merck & Company, Inc.                                                    49,312
                                                                                             --------
                        Total Healthcare                                                      257,455
                                                                                             --------
                    Integrated Oils-4.1%

    850               Amoco Corporation                                                        61,094
    600               British Petroleum Company PLC                                            61,275
    700               Exxon Corporation                                                        56,088
    550               Mobil Corporation                                                        61,600
                                                                                             --------
                        Total Integrated Oils                                                 240,057
                                                                                             --------
                    Materials & Processing-4.2%

  1,000               Dover Corporation                                                        36,875
    600               Dow Chemical Company                                                     42,225
    500               Dupont (E.I.) De Nemours & Company                                       34,938
  1,400               James River Corporation of Virginia                                      33,775
    750               Kimberly Clark Corporation                                               62,063
    600               Minnesota Mining & Manufacturing Company                                 39,750
                                                                                             --------
                        Total Materials & Processing                                          249,626
                                                                                             --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


 Number
of Shares                                                                                     Value
---------                                                                                     -----
                Other Energh--1.2%

  1,000           Panhandle Eastern Corporation                                            $   27,875
    850           Tenneco, Inc.                                                                42,181
                                                                                           ----------
                    Total Other Energy                                                         70,056
                                                                                           ----------
                Producer Durables-2.5%

    850           Allied Signal, Inc.                                                          40,375
    600           Emerson Electric Company                                                     49,050
    850           General Electric Company                                                     61,200
                                                                                           ----------
                    Total Producer Durables                                                   150,625
                                                                                           ----------
                Technology-4.6%

  1,000           Ceridian Corporation*                                                        41,250
    300           Hewlett Packard Company                                                      25,125
    600           Intel Corporation                                                            34,050
    400           International Business Machines Corporation                                  36,700
    350           Microsoft Corporation*                                                       30,713
    600           Motorola, Inc.                                                               34,200
  1,000           Silicon Graphics, Inc.                                                       27,500
    300           Xerox Corporation                                                            41,100
                                                                                           ----------
                    Total Technology                                                          270,638
                                                                                           ----------
                Utilities-5.4%

    850           AT&T Company                                                                 55,038
  1,500           GTE Corporation                                                              66,000
  1,350           Nipsco Industries, Inc.                                                      51,638
    850           QUALCOMM, Inc.*                                                              36,550
  1,000           SBC Communications, Inc.                                                     57,500
  1,500           WorldCom, Inc.*                                                              52,875
                                                                                           ----------
                    Total Utilities                                                           319,601
                                                                                           ----------
                    Total Common Stocks (Cost $2,235,113)                                   2,492,126
                                                                                           ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                                       Value
---------                                                                                     -----
                  Corporate Bonds-2.2%

                   Bank-1.1%

$ 60,000             BankAmerica Corporation, 6.85%, due 03/01/03                          $   62,239
                                                                                           ----------
                   Financial & Other-1.1%

  60,000             Associates Corporation of North America, 7.70%, due 03/01/02              65,035
                                                                                            ----------
                        Total Corporate Bonds (Cost $120,485)                                 127,274
                                                                                           ----------
                   U. S. Government and Agency Obligations-32.9%

                   U. S. Government Agency Obligation-2.6%

 150,000             Federal Home Loan Bank Corporation, 6.05%, due 06/28/00                  152,860
                                                                                           ----------
                   U.S. Government Obligations-30.3%

 500,000             U.S. Treasury Note, 6.38%, due 08/15/02                                  525,312
 270,000             U.S. Treasury Note, 7.25%, due 08/15/04                                  300,290
 225,000             U.S. Treasury Note, 7.75%, due 01/31/00                                  244,476
 525,000             U.S. Treasury Note, 7.88%, due 04/15/98                                  554,531
 150,000             U.S. Treasury Note, 8.50%, due 11/15/00                                  169,922
                                                                                           ----------
                       Total U.S. Government Obligations                                    1,794,531
                                                                                           ----------

                       Total U.S. Government and Agency Obligations (Cost $1,897,962)       1,947,391
                                                                                           ----------
                       Total Long-Term Investments (Cost $4,253,560)                        4,566,791
                                                                                           ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                                       Value
---------                                                                                     -----
                SHORT-TERM INVESTMENTS-22.1%

                Repurchase Agreements-4.2%

$  7,000          Barclays BZW Securities, dated 12/29/95, 5.50%, due 01/02/96 in          $    7,000
                  the amount of $7,000 (collateralized by $6,767 U.S. Treasury
                  Note, 7.50%, due 01/31/97, with a market value of $7,136 at
                  12/31/95), repurchase proceeds $7,004.
 245,000          Goldman Sachs and Company, dated 12/29/95, 5.75%, due                       245,000
                  01/02/96 in the amount of $245,000 (collateralized by $212,333
                  U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                  $251,465 at 12/31/95), repurchase proceeds $245,157.
                                                                                           ----------
                         Total Repurchase Agreements                                          252,000
                                                                                           ----------
 Number
of Shares       Short-Term Investment Funds-3.5%
---------
 180,000          Fidelity-Institutional Cash Portfolio-Government Portfolio                  180,000
  28,497          Goldman Sachs-Institutional Liquid Assets-Government Portfolio               28,497
                                                                                           ----------
                      Total Short-Term Investment Funds                                       208,497
                                                                                           ----------
Principal
 Amount         U.S. Government Obligation-14.4%
---------
$850,000          U.S. Treasury Bill, 5.29%, due 01/04/96                                     849,626
                                                                                           ----------
                    Total Short-Term Investments (Cost $1,310,123)                          1,310,123
                                                                                           ----------

                    Total Investments (Cost $5,563,683)-99.3%                               5,876,914
                                                                                           ----------
                    Other assets in excess of liabilities-0.7%                                 39,846
                                                                                           ----------
                    NET ASSETS - 100%                                                      $5,916,760
                                                                                           ==========


*  Non-income producing security.
   The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $5,563,683)               $5,876,914
Cash                                                         105
Investment income receivable                              44,907
Receivable for units issued                                  344
                                                      ----------
     Total assets                                      5,922,270
                                                      ----------

LIABILITIES

Management fee payable                                     5,510
                                                      -----------
     Total liabilities                                     5,510
                                                      -----------
NET ASSETS                                            $5,916,760
                                                      ==========
Net assets were comprised of:

  Units of beneficial interest                        $4,621,012
  Accumulated net investment income                      348,800
  Accumulated net realized gain                          633,717
  Net unrealized appreciation                            313,231
                                                      ----------
  Net assets at December 31, 1995                     $5,916,760
                                                      ==========

Unit value, offering price and redemp-
tion price per unit ($5,916,760 /
506,458 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                     $11.68
                                                      ==========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RKS MANAGER-BALANCED FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $   79,188
 Interest                                                  312,919
                                                        ----------
    Total income                                           392,107
                                                        ----------
Expenses
 Management fee (Note 2)                                    92,979
 Accounting fees                                             9,720
 Audit fees                                                 10,719
 Directors' fees                                             2,288
 Insurance                                                   3,539
 Legal fees                                                 11,283
 Registration fees                                             972
 Shareholder reports                                         1,833
 Miscellaneous                                                 546
                                                        ----------
  Total expenses                                           133,879
 Expense subsidy (Note 3)                                  (40,900)
                                                        ----------
  Net expenses                                              92,979
                                                        ----------
Net investment income                                      299,128
                                                        ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                           665,885
Net realized gain on futures                                 2,053
Net realized gain on options                                 4,424
                                                        ----------
Net realized gain on investments                           672,362

Unrealized appreciation in value
   of investments during the year                          356,487
                                                        ----------

Net gain on investments                                  1,028,849
                                                        ----------

Net Increase in Net Assets
Resulting from Operations                               $1,327,977
                                                        ==========


The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994*
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                       $   299,128      $    49,672

 Net realized gain/(loss) on investments         672,362          (38,645)

 Unrealized appreciation/(depreciation)
  in value of investments during the period      356,487          (43,256)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    1,327,977          (32,229)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued               14,814,714        5,130,255

 Cost of units redeemed                      (15,323,567)            (400)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions              (508,853)       5,129,855
                                             -----------      -----------

Total increase in net assets                     819,124        5,097,626

Net assets, beginning of period                5,097,636               10
                                             -----------      -----------

Net assets, end of period                    $ 5,916,760      $ 5,097,636
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                  1,379,553          513,150
 Units redeemed                               (1,386,206)             (40)
                                             -----------      -----------
                                                  (6,653)         513,110
                                             ===========      ===========

* Commencement of Operations October 3, 1994.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-BALANCED FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout the period indicated)

                                      Years ended December 31,
                                     --------------------------
 SELECTED PER UNIT DATA:                 1995            1994*
                                     -----------      ---------
Investment income                      $ 0.50          $ 0.13
Expenses                                (0.17)          (0.09)
Expense subsidy                          0.05            0.06
                                       ------          ------
Net investment income                    0.38            0.10

Net realized and unrealized gain/(loss)
 on investments                          1.36           (0.16)
                                       ------          ------

Net increase/(decrease) in net asset
value                                    1.74           (0.06)

Net asset value, beginning of period     9.94           10.00
                                       ------          ------

Net asset value, end of period         $11.68          $ 9.94
                                       ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.10%           1.10%**
 Net investment income                   3.54%           3.99%**
OTHER:
 Average net assets (000 omitted)      $8,456          $5,051
 Portfolio turnover                       337%             17%
 Number of units outstanding at
  end of period (000 omitted)             506             513
 Total return                           17.59%          (2.64%)

-------------------
 *  Commencement of Operations October 3, 1994.
**  Annualized

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


  Number
 of Shares                                                       Value
 ---------                                                       -----
                   LONG-TERM INVESTMENTS-80.9%
                    Common Stocks-55.6%
                    Auto & Transportation-2.1%

    250              AMR Corporation*                           $ 18,563
    300              Chrysler Corporation                         16,613
    300              General Motors Corporation                   15,863
                                                                --------
                       Total Auto & Transportation                51,039
                                                                --------
                    Consumer Discretionary-6.4%

    250              Disney (Walt) Company                        14,750
    350              Eastman Kodak Company                        23,450
    750              Federated Department Stores*                 20,625
    600              McDonalds Corporation                        27,075
    550              Sears Roebuck & Company                      21,450
    500              Tambrands, Inc.                              23,875
  1,000              Wal Mart Stores, Inc.                        22,375
                                                                --------
                       Total Consumer Discretionary              153,600
                                                                --------
                    Consumer Staples-5.4%

    350              Clorox Company                               25,069
    350              Coca Cola Company                            25,987
    250              Philip Morris Companies, Inc.                22,625
    750              Sara Lee Corporation                         23,906
  1,000              Sysco Corporation                            32,500
                                                                --------
                       Total Consumer Staples                    130,087
                                                                --------
                    Financial Services-7.0%

    500              American Express Company                     20,687
    300              American International Group, Inc.           27,750
    250              Federal National Mortgage Association        31,031
    300              MBIA, Inc.                                   22,500
    500              Student Loan Marketing Association           32,938
    500              Travelers Corporation                        31,438
                                                                --------
                       Total Financial Services                  166,344
                                                                --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


  Number
 of Shares                                                       Value
 ---------                                                       -----
                    Healthcare-6.1%

    300              American Home Products Corporation         $ 29,100
    350              Bristol-Myers Squibb Company                 30,056
    500              Columbia HCA/Healthcare                      25,375
  1,150              Humana, Inc.*                                31,481
    450              Merck & Company, Inc.                        29,587
                                                                --------
                      Total Healthcare                           145,599
                                                                --------
                    Integrated Oils-5.2%

    450              Amoco Corporation                            32,344
    300              British Petroleum Company PLC                30,637
    350              Exxon Corporation                            28,044
    300              Mobil Corporation                            33,600
                                                                --------
                      Total Integrated Oils                      124,625
                                                                --------
                   Materials & Processing-5.5%

    600              Dover Corporation                            22,125
    300              Dow Chemical Company                         21,112
    250              Dupont (E.I.) De Nemours & Company           17,469
    800              James River Corporation of Virginia          19,300
    300              Kimberly Clark Corporation                   24,825
    400              Minnesota Mining & Manufacturing Company     26,500
                                                                --------
                       Total Materials & Processing              131,331
                                                                --------
                   Other Energy-1.6%

    600              Panhandle Eastern Corporation                16,725
    450              Tenneco, Inc.                                22,331
                                                                --------
                       Other Energy                               39,056
                                                                --------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995



  Number
of Shares                                                        Value
---------                                                        -----
                Producer Durables-3.6%

   600           Allied Signal, Inc.                           $   28,500
   400           Emerson Electric Company                          32,700
   350           General Electric Company                          25,200
                                                               ----------
                   Total Producer Durables                         86,400
                                                               ----------
                Technology-6.1%

   650           Ceridian Corporation*                             26,812
   200           Hewlett Packard Company                           16,750
   400           Intel Corporation                                 22,700
   200           International Business Machines Corporation       18,350
   200           Microsoft Corporation*                            17,550
   400           Motorola, Inc.                                    22,800
   150           Xerox Corporation                                 20,550
                                                               ----------
                   Total Technology                               145,512
                                                               ----------
                Utilities-6.6%

   450           AT&T Company                                      29,137
   550           GTE Corporation                                   24,200
   750           Nipsco Industries, Inc.                           28,688
   550           QUALCOMM, Inc.*                                   23,650
   500           SBC Communications, Inc.                          28,750
   650           WorldCom, Inc. *                                  22,913
                                                               ----------
                   Total Utilities                                157,338
                                                               ----------
                   Total Common Stocks (Cost $1,229,653)        1,330,931
                                                               ----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                             Value
---------                                                                           -----
                    Bank-1.3%

   $  30,000         BankAmerica Corporation, 6.85%, due 03/01/03                 $  31,120
                                                                                  ---------
                    Financial & Other-1.4%

      30,000         Associates Corporation of North America, 7.70%, due 03/01/02    32,517
                                                                                  ---------
                       Total Corporate Bonds (Cost $60,243)                          63,637
                                                                                  ---------
                    U.S. Government and Agency Obligations-22.6%

                    U.S. Government Agency Obligation-2.1%

      50,000         Federal Home Loan Bank 6.05%, due 06/28/00                      50,953
                                                                                  ---------
                    U.S. Government Obligations-20.5%

      30,000         U.S. Treasury Note, 7.25%, due 08/15/04                         33,366
      50,000         U.S. Treasury Note, 7.50%, due 05/15/02                         55,469
     130,000         U.S. Treasury Note, 7.75%, due 01/31/00                        141,253
     245,000         U.S. Treasury Note, 7.88%, due 04/15/98                        258,781
                                                                                  ---------
                       Total U.S. Government Obligations                            488,869
                                                                                  ---------
                       Total U.S. Government and Agency Obligations
                        (Cost $513,337)                                             539,822
                                                                                  ---------
                     Total Long-Term Investments (Cost $1,803,233)                1,934,390
                                                                                  ---------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                                   Value
---------                                                                                 -----
                    SHORT-TERM INVESTMENTS-18.6%

                    Repurchase Agreement-4.5%

 $107,000            Barclays BZW Securities, dated 12/29/95, 5.50%, due 01/02/96       $  107,000
                     in the amount of $107,000 (collateralized by $112,700 U.S.         ----------
                     Treasury Note, 7.50%, due 01/31/97, with a market value of
                     $109,086 at 12/31/95), repurchase proceeds $107,065.

  Number
of Shares           Short-Term Investment Funds-5.5%
---------
   107,000           Fidelity Institutional Cash Portfolios-U.S. Government Portfolio      107,000
    25,006           Goldman Sachs-Institutional Liquid Assets-Government Portfolio         25,006
                                                                                        ----------
                       Total Short-Term Investment Funds                                   132,006
                                                                                        ----------
Principal
 Amount             U.S. Government Obligation-8.6%
---------
 $205,000            U.S. Treasury Bill, 4.43%, due 01/18/96                               204,497
                                                                                        ----------
                       Total Short-Term Investments (Cost $443,503)                        443,503
                                                                                        ----------

                      Total Investments (Cost $2,246,736)-99.5%                          2,377,893
                                                                                        ----------
                      Other assets in excess of liabilities-0.5%                            12,784
                                                                                        ----------
                      NET ASSETS - 100%                                                 $2,390,677
                                                                                        ==========

*  Non-income producing security.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995


ASSETS

Investments, at value (cost $2,246,736)               $2,377,893
Cash                                                         865
Investment income receivable                              13,662
Receivable for units sold                                    467
                                                      ----------
     Total assets                                      2,392,887
                                                      ----------

LIABILITIES

Management fee payable                                     2,210
                                                      ----------
     Total liabilities                                     2,210
                                                      ----------
NET ASSETS                                            $2,390,677
                                                      ==========
Net assets were comprised of:

  Units of beneficial interest                        $1,428,677
  Accumulated net investment income                      195,354
  Accumulated net realized gain                          635,489
  Net unrealized appreciation                            131,157
                                                      ----------
  Net assets at December 31, 1995                     $2,390,677
                                                      ==========

Unit value, offering price and redemp-
tion price per unit ($2,390,677 /
197,726 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                     $12.09
                                                      ==========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $   75,311
 Interest                                                  142,296
                                                        ----------
    Total income                                           217,607
                                                        ----------
Expenses
 Management fee (Note 2)                                    60,623
 Accounting fees                                             9,720
 Audit fees                                                 10,719
 Legal fees                                                 11,283
 Insurance                                                   3,539
 Registration fees                                           1,116
 Shareholder reports                                         1,833
 Directors' fees                                             2,288
 Miscellaneous                                                 447
                                                        ----------
  Total expenses                                           101,568
 Expense subsidy (Note 3)                                  (40,945)
                                                        ----------
  Net expenses                                              60,623
                                                        ----------
Net investment income                                      156,984
                                                        ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS

Net realized gain on investments                           693,488
Unrealized appreciation in value
   of investments during the year                          162,228
                                                        ----------

Net gain on investments                                    855,716
                                                        ----------

Net Increase in Net Assets
Resulting from Operations                               $1,012,700
                                                        ==========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase/(Decrease) in Net Assets               Years ended December 31,
                                              ---------------------------
                                                  1995            1994*
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                          $156,984         $ 38,370

 Net realized gain/(loss) on investments         693,488          (57,999)

 Unrealized appreciation/(depreciation)
  in value of investments during the period      162,228          (31,067)
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from operations                    1,012,700          (50,696)
                                             -----------      -----------

FROM UNIT TRANSACTIONS

 Net proceeds from units issued                2,678,624        5,002,565

 Cost of units redeemed                       (6,252,526)               0
                                             -----------      -----------

 Net increase/(decrease) in net assets
  resulting from unit transactions            (3,573,902)       5,002,565
                                             -----------      -----------

Total increase/(decrease) in net assets       (2,561,202)       4,951,869

Net assets, beginning of period                4,951,879               10
                                             -----------      -----------

Net assets, end of period                    $ 2,390,677      $ 4,951,879
                                             ===========      ===========

Net Change in Units Outstanding
 Units issued                                    246,984          500,263
 Units redeemed                                 (549,521)               0
                                             -----------      -----------
                                                (302,537)         500,263
                                             ===========      ===========

*  Commencement of Operations October 3, 1994.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
RISK MANAGER-GROWTH FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout the periods indicated)

                                      Years ended December 31,
                                     --------------------------
 SELECTED PER UNIT DATA:                 1995            1994*
                                     -----------      ---------
Investment income                      $ 0.43          $ 0.11
Expenses                                (0.20)          (0.09)
Expense subsidy                          0.08            0.06
                                       ------          ------
Net investment income                    0.31            0.08

Net realized and unrealized gain/(loss)
 on investments                          1.88           (0.18)
                                       ------          ------

Net increase/(decrease) in net asset
value                                    2.19           (0.10)

Net asset value, beginning of period     9.90           10.00
                                       ------          ------

Net asset value, end of period         $12.09          $ 9.90
                                       ======          ======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                1.10%           1.10%**
 Net investment income                   2.84%           3.14%**
OTHER:
 Average net assets (000 omitted)      $5,532          $4,949
 Portfolio turnover                       191%             31%
 Number of units outstanding at
  end of period (000 omitted)             198             500
 Total return                           22.15%          (4.10%)**

-------------------
 * Commencement of Operations October 3, 1994.
** Annualized

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995

                                                                                                Annualized Yield
 Principal                                                                           Maturity     on Date of
  Amount                                                                               Date        Purchase         Value
----------                                                                           --------   ----------------    -----
                             COMMERCIAL PAPER-74.0%

    $3,000,000               American Express Credit Corporation                      03/11/96       5.53%       $ 2,967,742
     3,000,000               AT&T Company                                             02/23/96       5.57%         2,975,399
     1,000,000               AT&T Company                                             01/18/96       5.67%           997,323
     3,500,000               Associates Corporation of North America                  02/02/96       5.68%         3,482,329
     2,000,000               Cargill, Inc.                                            01/10/96       5.68%         1,997,160
     3,000,000               Commerzbank AG                                           01/16/96       5.67%         2,992,913
     3,000,000               CoreStates Capital Corporation                           01/31/96       5.71%         2,985,725
     2,500,000               Daimler-Benz North America Corporation                   02/16/96       5.66%         2,481,919
     2,000,000               Dupont (E.I.) De Nemours & Company                       01/03/96       6.08%         1,999,324
     2,000,000               General Electric Capital Corporation                     04/04/96       5.47%         1,971,434
     1,100,000               General Electric Capital Corporation                     01/31/96       5.60%         1,094,867
     3,000,000               Goldman Sachs Group, LP                                  04/02/96       5.50%         2,957,833
     3,000,000               Hewlett-Packard Company                                  03/05/96       5.55%         2,970,304
     1,000,000               International Lease Finance Corporation                  02/05/96       5.65%           994,507
     1,000,000               International Lease Finance Corporation                  01/10/96       5.71%           998,573
     1,000,000               International Lease Finance Corporation                  01/26/96       6.02%           995,819
     3,000,000               Merrill Lynch & Company, Inc.                            01/03/96       5.72%         2,999,047
     1,000,000               Merrill Lynch & Company, Inc.                            01/12/96       5.72%           998,252
     3,000,000               National Rural Utilities Cooperative Finance
                              Corporation                                             02/26/96       5.62%         2,973,773
     1,000,000               Smithline Beecham Corporation                            01/30/96       5.90%           995,247
     2,500,000               Toronto Dominion Bank                                    04/25/96       5.60%         2,455,278
     1,000,000               Toronto Dominion Bank                                    02/20/96       5.62%           992,195
     2,000,000               Transamerica Finance Corporation                         02/09/96       5.60%         1,987,867
     1,000,000               Transamerica Finance Corporation                         02/16/96       5.63%           992,806
     3,500,000               U.S.A.A.  Capital Corporation                            01/31/96       5.64%         3,483,550
                                                                                                                 -----------
                               Total Commercial Paper                                                             52,741,186
                                                                                                                 -----------
                            CORPORATE BONDS-12.1%

     2,000,000               FCC National Bank, 6.14%, due 01/19/96*                                               2,000,000
     1,000,000               FCC National Bank, 6.51%, due 05/06/96*                                               1,000,262
     3,000,000               Morgan, (J.P.) and Company, Inc., 5.75%, due 08/07/96                                 2,999,138
     1,100,000               Norwest Corporation, 7.75%, due 12/31/96                                              1,123,255
     1,000,000               Toyota Motor Credit Corporation, 6.74%, due 03/18/96                                  1,000,189
       500,000               Virginia Electric & Power Company, 8.20%, due 08/15/96                                  506,542
                                                                                                                 -----------
                               Total Corporate Bonds                                                               8,629,386
                                                                                                                 -----------

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1995


Principal
 Amount                                                                                                          Value
---------                                                                                                        -----
                            REPURCHASE AGREEMENTS-8.6%

$2,884,000                   Goldman Sachs and Company, dated 12/29/95, 5.75%, due                              $2,884,000
                             01/02/96 in the amount of $2,884,000 (collateralized by $2,499,467
                             U.S. Treasury Note, 7.25%, due 08/15/22, with a market value of
                             $2,960,102 at 12/31/95), repurchase proceeds $2,885,843.
 3,281,000                   Lehman Government Securities, dated 12/29/95, 6.10%, due 01/02/96 in                 3,281,000
                             the amount of $3,281,000 (collateralized by $3,079,219 U.S. Treasury
                             Note, 7.13%, due 02/29/00, with a market value of $3,351,696 at 12/31/95), repurchase proceeds $3,283,224.
                                                                                                                 ----------
                               Total Repurchase Agreements                                                        6,165,000
                                                                                                                 ----------

                            U.S. GOVERNMENT AGENCY OBLIGATIONS-7.0%
 2,000,000                   Federal Home Loan Bank, 6.01%, due 05/15/96                                          1,999,575
 3,000,000                   Federal Home Loan Mortgage Corporation, 6.84%, due 02/28/96                          3,004,373
                                                                                                                 ----------
                               Total U.S. Government Agency Obligations                                           5,003,948
                                                                                                                 ----------
                               Total Investments (Cost $72,539,520)-101.7%                                       72,539,520

                               Liabilities in excess of other assets-(1.7%)                                      (1,229,298)
                                                                                                                 ----------
                               NET ASSETS-100%                                                                  $71,310,222
                                                                                                                 ==========

* Interest rates are reset weekly based on the three month U.S. Treasury Bill. Rates shown are the rates in effect on December 31, 1995 plus ten basis points.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995



ASSETS

Investments, at amortized cost, which
  approximates value                                  $72,539,520
Cash                                                          211
Investment income receivable                              294,282
Receivable for units issued                                44,164
                                                      -----------
     Total assets                                      72,878,177
                                                      -----------

LIABILITIES

Income due participants                                    21,084
Management fee payable                                     31,497
Payable for units redeemed                              1,515,374
                                                      -----------
     Total liabilities                                  1,567,955
                                                      -----------
NET ASSETS                                            $71,310,222
                                                      ===========

Unit value, offering price and redemp-
tion price per unit ($71,310,222/
71,310,222 units of beneficial
interest issued and outstanding;
unlimited number of units authorized)                       $1.00
                                                      ===========


TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1995


NET INVESTMENT INCOME

Income
 Dividends                                              $    51,797
 Interest                                                 3,924,454
                                                        -----------
    Total income                                          3,976,251
                                                        -----------
Expenses
 Management fee (Note 2)                                    435,936
 Accounting fees                                              8,925
 Audit fees                                                  10,719
 Directors' fees                                              2,288
 Insurance                                                    4,738
 Legal fees                                                   4,734
 Registration fees                                            7,969
 Shareholder reports                                          1,833
 Miscellaneous                                                4,148
                                                        -----------
  Total expenses                                            481,290
 Expense subsidy (Note 3)                                   (45,354)
 Voluntary fee reduction (Note 3)                          (100,525)
                                                        -----------
  Net expenses                                              335,411
                                                        -----------
Net investment income                                   $ 3,640,840
                                                        ===========



The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS



Increase in Net Assets                         Years ended December 31,
                                              ---------------------------
                                                  1995            1994
                                              -----------     -----------
FROM OPERATIONS

 Net investment income                      $  3,640,840      $ 1,230,291
                                            ------------      -----------

 Dividends to unitholders                     (3,640,840)      (1,230,291)
                                            ------------      -----------

FROM UNIT TRANSACTIONS (at $1 per unit)

 Net proceeds from units issued              143,467,408       61,259,645

 Net asset value of units issued for
  dividends reinvested                         3,640,840        1,230,291

 Cost of units redeemed                     (131,303,078)     (35,008,679)
                                            ------------      -----------

 Net increase in net assets
  resulting from unit transactions            15,805,170       27,481,257
                                            ------------      -----------

Total increase in net assets                  15,805,170       27,481,257

Net assets, beginning of year                 55,505,052       28,023,795
                                            ------------      -----------

Net assets, end of year                      $71,310,222      $55,505,052
                                            ============      ===========

Net Change in Units Outstanding
 Units issued                                143,467,408       62,259,645
 Units redeemed                             (131,303,078)     (35,008,679)
 Units issued for dividends reinvested         3,640,840        1,230,291
                                            ------------      -----------
                                              15,805,170       27,481,257
                                            ============      ===========

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
MONEY MARKET FUND
SELECTED PER UNIT DATA AND RATIOS

(Selected data for a unit outstanding throughout each of the years indicated)

                                                               Years ended December 31,
                                     ----------------------------------------------------------------------------
 SELECTED PER UNIT DATA:                 1995            1994            1993            1992            1991
                                     -----------      ---------      -----------     -----------      -----------
Investment income                      $ 0.059        $ 0.045          $ 0.032         $ 0.041         $ 0.063
Expenses                                (0.006)**      (0.007)**        (0.008)         (0.008)         (0.007)
Expense subsidy                          0.001          0.001            0.002           0.002           0.001
                                       -------         ------          -------         -------         -------
Net investment income                    0.054          0.039            0.026           0.035           0.057

Dividends to unitholders                (0.054)        (0.039)          (0.026)         (0.035)         (0.057)
                                       -------         -------         -------         -------         --------

Net asset value, beginning of year       1.000          1.000            1.000           1.000           1.000
                                       -------         ------          -------         -------         -------

Net asset value, end of year           $ 1.000         $1.000          $ 1.000         $ 1.000         $ 1.000
                                       =======         ======          =======         =======         =======

RATIO TO AVERAGE NET ASSETS:
 Expenses                                 0.50%*         0.50%*           0.65%           0.65%           0.65%
 Net investment income                    5.43%          3.90%            2.57%           3.37%           5.69%
OTHER:
 Average net assets (000 omitted)      $67,067        $31,587          $30,917         $34,125         $31,036
 Number of units outstanding at
  end of year (000 omitted)             71,310         55,505           28,024          32,861          32,230
 Total return                             5.57%          3.80%            2.60%           3.44%           6.01%

-------------------
 * Reflects management fee reduction of .15% of $100,525 and $27,802 for the years ended December 31, 1995 and 1994 respectively. For the year ended December 31, 1994 the actual net expense ratio for the year was .56% of average net assets as the fee reduction went into effect on 5/2/94.
** Reflects management fee reduction of $100,525 or $0.002 per unit and $27,802 or $0.001 per unit for the years ended December 31, 1995 and 1994 respectively. Without management fee reduction, expense per unit is $0.007 and $0.008 for the years ended December 31, 1995 and 1994 respectively.

Per unit amounts are calculated using average units outstanding for the period.

The accompanying notes are an integral part of this statement.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

a: The AVESTA Trust (the "Trust"), formerly the Retirement Investment Trust, is registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company that consists of fifteen Funds for the collective investment of retirement accounts for which Texas Commerce Bank National Association ("TCB") or one of its affiliated banks serves as trustee. Under an amended and restated Declaration of Trust, TCB is the Trustee of the Trust and, as such, provides, or arranges for the provision of, investment advisory, administrative and custodial services and unitholder accounting. Chemical Securities of Texas, Inc., an affiliate of TCB, is the distributor of the Trust. Each Fund has an unlimited number of units authorized.

The Trust currently offers thirteen Funds, each of which is accounted for separately and has a different investment objective.

The EQUITY GROWTH FUND seeks to increase retirement assets primarily by investing in equity-based securities, which include common stocks and those debt securities and preferred stocks convertible into common stock, that provide capital appreciation. Current income is a secondary objective.

The EQUITY INCOME FUND seeks to increase retirement assets by investing primarily in equity-based securities that provide capital appreciation as well as current income.

The BALANCED FUND seeks to increase retirement assets by investing in a combination of bonds and equity-based securities to provide a balance of current income and capital appreciation.

The INCOME FUND seeks to increase retirement assets by investing primarily in domestic debt securities that earn a high level of current income with consideration also given to safety of principal.

The CORE EQUITY FUND seeks to increase retirement assets by investing primarily in common stocks of U.S. companies to maximize total investment return through emphasis on capital appreciation and current income consistent with reasonable risk.

The SMALL CAPITALIZATION FUND seeks to increase retirement assets by investing primarily in common stocks and other equity-based securities of small capitalization U.S. companies that can provide capital appreciation.

The SHORT-INTERMEDIATE TERM U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in shorter-term securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide as high a level of current income as is consistent with the preservation of capital.

The U.S. GOVERNMENT SECURITIES FUND seeks to increase retirement assets by investing primarily in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto, to provide current income with emphasis on preservation of capital. There is no restriction on the maturity of the Fund's portfolio or any particular portfolio security.

The INTERMEDIATE TERM BOND FUND seeks to increase retirement assets by investing primarily in debt securities with intermediate term maturities to provide current income, with consideration given to stability of principal.

The RISK MANAGER-INCOME FUND seeks to increase retirement assets by investing in a combination of debt and, to a lesser extent, equity-based securities to achieve high current income and, when appropriate, capital appreciation.

The RISK MANAGER-BALANCED FUND seeks to increase retirement assets by investing in a combination of debt and equity-based securities for high total return.

The RISK MANAGER-GROWTH FUND seeks to increase retirement assets by investing in a combination of equity-based and, to a lesser extent, debt securities to achieve capital appreciation and, secondarily, current income.

The MONEY MARKET FUND seeks to increase retirement assets by investing only in instruments with a remaining maturity of thirteen months or less to provide a high level of current income with equal emphasis on liquidity and stability of principal.

The INTERNATIONAL EQUITY FUND had not commenced operations at December 31, 1995.

The INTERNATIONAL BOND FUND had not commenced operations at December 31, 1995.

The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 1 - Accounting Policies

A.  Securities Valuation

Securities listed or traded on a national securities exchange are valued at the last reported sales price on the primary exchange on which they are traded, usually 3:00 p.m. Houston time. Unlisted securities and listed securities for which the last sales price is not available are valued at the last reported bid price. U.S. Government securities are valued at the last reported bid price.

For all funds except for the Money Market Fund, short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities are valued at amortized cost if, (1) their term to maturity from date of purchase was 60 days or less, (2) their maturity is 60 days or less, or (3) their original term to maturity from date of purchase exceeded 60 days, by amortizing their value on the 61st day prior to maturity. The Money Market Fund values all securities at amortized cost.

A repurchase agreement is a short-term investment in which a fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time at a specified price. Repurchase agreements are entered into only with approved counterparties which are monitored on a daily basis. It is the Trust's policy that its custodian take possession of the underlying collateral securities, through physical delivery or book entry transfer, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

B.  Options and Futures Contracts

Put and Call Options

All funds, except the Money Market Fund, may invest in exchange-listed and over-the-counter put and call options in order to take advantage of market inefficiencies or to provide portfolio protection in expectation of a declining market. During 1995, the Trust invested in options contracts soley for the purpose of hedging its existing portfolio.

When the Trust writes (sells) a call option, an amount equal to the premium received by the Trust is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing call options which expire unexercised are treated by the Trust on the expiration date as realized gains from the sale of options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Trust has realized a gain or loss. The Trust, as writer of a call option, may have no control over whether the underlying securities may be sold, and as a result, bears the market risk of an unfavorable change in the price of the security underlying the written call option. If a written call option on a futures contract is exercised, the premium is recognized as a gain. Thereafter, such futures contracts are accounted for as described under "Financial Futures Contracts". The Trust may not write put options.

The premium paid by the Trust for the purchase of a call or put option is recorded as an investment and is subsequently valued to reflect the current market value of the option purchased. If a purchased option expires, the Trust realizes a loss in the amount of the premium paid for the option. If the Trust enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are more or less than the cost of the option. If the Trust exercises a purchased put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. If the Trust exercises a purchased call option, the amount of the premium originally paid increases the cost of the security which the Trust purchases upon exercise of the option.

Financial Futures Contracts

A financial futures contract is an agreement between two parties to purchase
(long) or sell (short) a financial instrument at a set price for delivery on a future date. Upon entering into a financial futures contract, the Trust is required to pledge to the broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Trust each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as a realized gain or loss. The Trust invests in

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

financial futures contracts solely for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should market values move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

C.  Federal Income Taxes

No provision for federal income taxes is required because the IRS has ruled that the Trust is a pooled-fund arrangement exempt from Federal Income Tax. To maintain this tax-exempt status, only Individual Retirement Accounts, Keogh plans, 401(k) plans and other plans exempt from federal taxation may invest in the Funds.

D.  Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized using the scientific method except for the Money Market Fund which utilizes the straight-line method.

E.  Dividend Distributions

The Money Market Fund declares daily and pays monthly dividend distributions from net investment income and short-term capital gains; such dividend distributions are automatically reinvested. Dividend distributions are recorded on ex-dividend date. The other twelve funds do not declare or pay dividends on investment income.

Note 2 - Management Fees
------------------------

The Trust has management agreements with TCB. Pursuant to these agreements, TCB has responsibility for all investment advisory services in connection with the management of the Trust. TCB pays the compensation of officers and employees of the Trust, occupancy and certain accounting and clerical costs of the Trust.
The Trust bears all other costs and expenses.

The investment management fee paid by each Fund is accrued daily and paid monthly. With respect to the Equity Growth Fund, the Equity Income Fund, the Balanced Fund, the Income Fund, and the Core Equity Fund, the management fee is limited to an annual rate of 1.00% of the first $250 million of the average daily net assets of each Fund, 0.90% of the next $250 million of such net assets, and 0.80% of such net assets in excess of $500 million. The Short-Intermediate Term U.S. Government Securities Fund and the Intermediate Term Bond Fund pay a management fee limited to an annual rate of 0.75% of the first $250 million of the average daily net assets of the Fund, 0.65% of the next $250 million of such net assets, and 0.55% of such net assets in excess of $500 million. The U.S. Government Securities Fund pays a management fee limited to an annual rate of 0.85% of the first $250 million of the average daily net assets of the Fund, 0.75% of the next $250 million of such net assets, and 0.65% of such net assets in excess of $500 million. The Small Capitalization Fund pays a management fee limited to an annual rate of 1.15% of the first $250 million of the average daily net assets of the Fund, 1.05% of the next $250 million of such net assets, and 0.95% of such net assets in excess of $500 million. The Risk Manager-Income Fund, the Risk Manager-Balanced Fund, and the Risk Manager-Growth Fund pay a management fee limited to an annual rate of 1.10% of the first $250 million of the average daily net assets of the fund, 1.00% of the next $250 million of such net assets, and .90% of such net assets in excess of $500 million. The Money Market Fund pays a management fee limited to an annual rate of 0.65% of the Fund's average daily net assets.

Note 3 - Expense Subsidy and Voluntary Fee Waiver
-------------------------------------------------

In accordance with the management agreement, TCB has agreed to subsidize 100% of the operating expenses in excess of the management fee of each Fund until net assets of each Fund exceeds $250 million. Generally, expenses applicable to all funds are allocated equally. Expenses incurred for specific funds are allocated to the respective funds.

For the year ended December 31, 1995, TCB elected to reduce management fees on an ongoing basis by a total of $255,253 resulting in the following amounts of fees reduced per fund: $136,617 in the Income Fund, $15,584 in the Small Capitalization Fund, $2,527 in the U.S. Government Securities Fund, and $100,525 in the Money Market Fund.

From time to time, TCB may voluntarily elect to waive a portion of the Trust's management fee. The voluntary fee waiver may be discontinued at any time without prior notice.

TEXAS COMMERCE BANK NATIONAL ASSOCIATION
AVESTA TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

Note 4 - Portfolio Securities
-----------------------------

Purchases and sales of investment securities, excluding short-term securities, futures and written options, for the year ended December 31, 1995 and gross unrealized appreciation and depreciation at December 31, 1995 were as follows:


                                      Gross        Gross
                                   Unrealized   Unrealized
                                    Purchases      Sales     Appreciation  Depreciation
                                   -----------  -----------  ------------  ------------
Equity Growth Fund                 $37,077,281  $35,288,357   $ 8,540,554      $890,002
Equity Income Fund                   5,903,610    8,590,773    12,859,636        80,602
Balanced Fund                       20,356,229   24,100,757     2,851,380       237,184
Income Fund                         44,743,249   47,660,066     2,530,821             0
Core Equity Fund                    27,764,372   25,782,111     3,578,743       452,562
Small Capitalization Fund            8,319,412    7,750,743     3,314,022       258,218
Short-Intermediate Term U.S.
 Government Securities Fund         68,960,514   66,727,581       664,170        34,281
U.S. Government Securities Fund        376,188      867,933       378,516             0
Intermediate Term Bond Fund         11,118,571   11,531,867       121,463             0
Risk Manager-Income Fund            24,997,805   29,507,887       242,457        19,254
Risk Manager-Balanced Fund          21,267,744   21,328,020       363,774        50,543
Risk Manager-Growth Fund             8,338,309   10,741,022       158,185        27,024

Purchases and sales of long-term U.S. Government Obligations included in the purchase and sale amounts above for the year ended December 31, 1995 are as follows:

                                                                Gross        Gross
                                                              Unrealized    Unrealized
                                    Purchases      Sales     Appreciation  Depreciation
                                   -----------  -----------  ------------  ------------
Balanced Fund                      $ 9,666,242  $10,464,947    $  452,903       $     0
Income Fund                         43,661,047   45,564,437     2,072,339             0
Short-Intermediate Term U.S.
 Government Securities Fund         61,775,801   66,727,581       664,171        34,281
U.S. Government Securities Fund        376,188      867,933       378,516             0
Intermediate Term Bond Fund          8,123,661    9,410,603        89,207             0
Risk Manager-Income Fund            18,101,230   22,396,531        76,310             0
Risk Manager-Balanced Fund          11,321,405   11,930,018        49,429             0
Risk Manager-Growth Fund             2,342,015    3,261,591        25,515             0

The Money Market Fund held only short-term securities and, therefore, is not included above.

Note 5 - 10:1 Reverse Split
---------------------------

On May 7, 1993, the Equity Growth Fund, the Equity Income Fund, the Balanced Fund and the Income Fund effected a 10 for 1 reverse split. One unit of beneficial interest was exchanged for each ten units of beneficial interest outstanding.